Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Thermo Fisher Scientific Inc.
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 18,917,793,000
Entity Common Stock, Shares Outstanding		357,625,034

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 851	$ 1,016.3
Short-term investments, at quoted market value (cost of $4.8 and $4.8)	4.3	4.3
Accounts receivable, less allowances of $55.5 and $65.8	1,804.9	1,763.7
Inventories	1,443.3	1,330.1
Deferred tax assets	182	157.8
Other current assets	549.3	549.7
Total current assets	4,834.8	4,821.9
Property, Plant and Equipment, at Cost, Net	1,726.4	1,611.3
Acquisition-related Intangible Assets, Net	7,804.5	7,815.9
Other Assets	604.4	611.3
Goodwill	12,474.5	11,973.3
Total Assets	27,444.6	26,833.7
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	93.1	1,272.8
Accounts payable	641.4	612.3
Accrued payroll and employee benefits	388	324.4
Deferred revenue	196.5	192.5
Other accrued expenses	774.3	711.1
Total current liabilities	2,093.3	3,113.1
Deferred Income Taxes	2,047.2	2,229.3
Other Long-term Liabilities	808.2	698
Long-term Obligations	7,031.2	5,755.2
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 413,491,691 and 406,416,940 shares issued	413.5	406.4
Capital in excess of par value	10,501.1	10,152
Retained earnings	7,697.3	6,716.3
Treasury stock at cost, 56,047,926 and 35,033,919 shares	(2,996.8)	(1,837.1)
Accumulated other comprehensive items	(150.4)	(399.5)
Total shareholders' equity	15,464.7	15,038.1
Total Liabilities & Shareholders' Equity	$ 27,444.6	$ 26,833.7

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet Parenthetical [Abstract]
Cost of Short-term Investments	$ 4.8	$ 4.8
Accounts Receivable Allowances	$ 55.5	$ 65.8
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued (in shares)	0	0
Common Stock, $1 Par Value - Par Value (in dollars per share)	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized (in shares)	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued (in shares)	413,491,691	406,416,940
Treasury Stock at Cost (in shares)	56,047,926	35,033,919

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Product revenues	$ 10,777.6	$ 9,896.6	$ 8,977.7
Service revenues	1,732.3	1,662.2	1,415.4
Total revenues	12,509.9	11,558.8	10,393.1
Costs and Operating Expenses:
Cost of product revenues	6,101.3	5,733.4	5,264.7
Cost of service revenues	1,113.1	1,031.4	866.9
Selling, general and administrative expenses	3,354.9	3,106.5	2,728.8
Research and development expenses	376.4	340.2	284.4
Restructuring and other costs, net	82.1	96.5	60.2
Total costs and operating expenses	11,027.8	10,308	9,205
Operating Income	1,482.1	1,250.8	1,188.1
Other Expense, Net	(212.7)	(118)	(100.4)
Income from Continuing Operations Before Income Taxes	1,269.4	1,132.8	1,087.7
Provision for Income Taxes	(11)	(109.4)	(101.6)
Income from Continuing Operations	1,258.4	1,023.4	986.1
(Loss) Income from Discontinued Operations (net of income tax (benefit) provision of $(10.8), $1.2 and $29.9)	(19.2)	1.7	47
(Loss) Gain on Disposal of Discontinued Operations, Net (net of income tax (benefit) provision of $(33.2), $190.3 and $1.5)	(61.3)	304.8	2.5
Net Income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Earnings per Share from Continuing Operations
Basic (in dollars per share)	$ 3.46	$ 2.69	$ 2.45
Diluted (in dollars per share)	$ 3.43	$ 2.66	$ 2.41
Earnings per Share
Basic (in dollars per share)	$ 3.24	$ 3.49	$ 2.57
Diluted (in dollars per share)	$ 3.21	$ 3.46	$ 2.53
Weighted Average Shares
Basic (in millions of shares)	363.8	380.8	403.3
Diluted (in millions of shares)	366.6	384.8	409.4
Cash Dividend Declared per Common Share (in dollars per share)	$ 0.54	$ 0	$ 0

Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ (10.8)	$ 1.2	$ 29.9
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ (33.2)	$ 190.3	$ 1.5

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss)
Net income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Other Comprehensive Items:
Currency translation adjustment	293.7	(340.8)	(27.2)
Unrealized gains on available-for-sale investments (net of tax provision of $0.1, $1.1 and $0.5)	0.7	3.6	1
Unrealized gains (losses) on hedging instruments (net of tax provision (benefit) of $2.0, $(21.7) and $0.1)	3.3	(35.4)	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit of $18.4, $36.9 and $9.7)	(48.6)	(70.5)	(22.4)
Total other comprehensive items	249.1	(443.1)	(48.4)
Comprehensive Income (Loss)	$ 1,427	$ 886.8	$ 987.2

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Tax provision (benefit) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ 0.1	$ 1.1	$ 0.5
Tax provision (benefit) on unrealized gains and losses on hedging instruments included in other comprehensive income	2	(21.7)	0.1
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 18.4	$ 36.9	$ 9.7

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Loss (income) from discontinued operations	19.2	(1.7)	(47)
Loss (gain) on disposal of discontinued operations	61.3	(304.8)	(2.5)
Income from continuing operations	1,258.4	1,023.4	986.1
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	983.7	859.6	739.7
Change in deferred income taxes	(301.6)	(123.1)	(266.5)
Non-cash stock-based compensation	78.2	80	81.6
Non-cash charges for sale of inventories revalued at the date of acquisition	52.4	69.5	11.4
Tax benefits from stock-based compensation awards	(22.7)	(16.9)	(12.8)
Other non-cash expenses, net	53.8	49.5	72.8
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	12	(101.2)	(70.8)
Inventories	(59.9)	(28.6)	(24.1)
Other assets	(100.3)	(136.8)	(78)
Accounts payable	10	33.8	(0.5)
Other liabilities	127.2	(7.3)	35.6
Contributions to retirement plans	(23.3)	(25.3)	(24.4)
Net cash provided by continuing operations	2,067.9	1,676.6	1,450.1
Net cash (used in) provided by discontinued operations	(28.4)	14.4	47.7
Net cash provided by operating activities	2,039.5	1,691	1,497.8
Investing Activities
Acquisitions, net of cash acquired	(1,083.4)	(5,690.3)	(606.2)
Purchase of property, plant and equipment	(315.1)	(260.9)	(245.4)
Proceeds from sale of property, plant and equipment	12.8	8.2	10.2
Proceeds from sale of investments	1.9	19.5	9
Proceeds from sale of businesses, net of cash divested		13.8
Proceeds from derivative instruments related to Phadia acquisition		27.6
Other investing activities, net	(0.8)	(6)	(10.1)
Net cash used in continuing operations	(1,384.6)	(5,888.1)	(842.5)
Net cash provided by (used in) discontinued operations	58.8	745.9	(16.4)
Net cash used in investing activities	(1,325.8)	(5,142.2)	(858.9)
Financing Activities
Net proceeds from issuance of long-term debt	1,282.1	4,254.1	741.4
(Decrease) increase in commercial paper, net	(849.3)	899.3
Settlement of convertible debt		(452)	(600.8)
Redemption and repayment of long-term obligations	(354.5)	(1.4)	(505.4)
Purchases of company common stock	(1,150)	(1,337.5)	(1,012.5)
Dividends paid	(142.2)
Net proceeds from issuance of company common stock	254.1	158.1	77.3
Tax benefits from stock-based compensation awards	22.7	16.9	12.8
Increase (decrease) in short-term notes payable	24	9.2	(7.9)
Other financing activities, net	(4.6)	3.9
Net cash (used in) provided by financing activities	(917.7)	3,550.6	(1,295.1)
Exchange Rate Effect on Cash	38.7	(0.2)	9.2
(Decrease) Increase in Cash and Cash Equivalents	(165.3)	99.2	(647)
Cash and Cash Equivalents at Beginning of Period	1,016.3	917.1	1,564.1
Cash and Cash Equivalents at End of Period	$ 851	$ 1,016.3	$ 917.1

Consolidated Statement of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Items [Member]
Balance at Dec. 31, 2009	$ 15,430.9	$ 423.9	$ 11,140.7	$ 4,350.8	$ (576.5)	$ 92
Balance (in shares) at Dec. 31, 2009		423,900,000
Balance (in shares) at Dec. 31, 2009					14,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of treasury shares (in shares)		(25,000,000)			(25,000,000)
Retirement of treasury shares		(25)	(1,081.3)		1,106.3
Issuance of shares under employees' and directors' stock plans (in shares)		2,900,000			100,000
Issuance of shares under employees' and directors' stock plans	75.6	2.9	80.5		(7.8)
Settlement of convertible debt	(216.1)		(216.1)
Stock-based compensation	83.1		83.1
Tax benefit related to employees' and directors' stock plans	10.9		10.9
Purchases of company common stock (in shares)					20,700,000
Purchases of company common stock	(1,012.5)				(1,012.5)
Net income	1,035.6			1,035.6
Other comprehensive items	(48.4)					(48.4)
Other	1.9		1.9
Balance at Dec. 31, 2010	15,361	401.8	10,019.7	5,386.4	(490.5)	43.6
Balance (in shares) at Dec. 31, 2010		401,800,000
Balance (in shares) at Dec. 31, 2010					10,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		4,600,000			100,000
Issuance of shares under employees' and directors' stock plans	155.8	4.6	160.3		(9.1)
Settlement of convertible debt	(122.8)		(122.8)
Stock-based compensation	80.2		80.2
Tax benefit related to employees' and directors' stock plans	14.6		14.6
Purchases of company common stock (in shares)					24,500,000
Purchases of company common stock	(1,337.5)				(1,337.5)
Net income	1,329.9			1,329.9
Other comprehensive items	(443.1)					(443.1)
Balance at Dec. 31, 2011	15,038.1	406.4	10,152	6,716.3	(1,837.1)	(399.5)
Balance (in shares) at Dec. 31, 2011	406,416,940	406,400,000
Balance (in shares) at Dec. 31, 2011	35,033,919				35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		7,100,000			200,000
Issuance of shares under employees' and directors' stock plans	252.1	7.1	254.7		(9.7)
Stock-based compensation	78.2		78.2
Tax benefit related to employees' and directors' stock plans	18.7		18.7
Purchases of company common stock (in shares)					20,800,000
Purchases of company common stock	(1,150)				(1,150)
Dividends declared	(196.9)			(196.9)
Net income	1,177.9			1,177.9
Other comprehensive items	249.1					249.1
Other	(2.5)		(2.5)
Balance at Dec. 31, 2012	$ 15,464.7	$ 413.5	$ 10,501.1	$ 7,697.3	$ (2,996.8)	$ (150.4)
Balance (in shares) at Dec. 31, 2012	413,491,691	413,500,000
Balance (in shares) at Dec. 31, 2012	56,047,926				56,000,000

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies [Text Block]

Note 1.       Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

       Thermo Fisher Scientific Inc. (the company) enables customers to make the world healthier, cleaner and safer by providing analytical instruments, equipment, reagents and consumables, software and services for research, manufacturing, analysis, discovery and diagnostics. Markets served include pharmaceutical and biotech companies, hospitals and clinical diagnostic labs, universities, research institutions and government agencies, as well as environmental and industrial process control settings.

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Presentation

       The results of several businesses have been classified and presented as discontinued operations in the accompanying financial statements (Note 15). Prior period results have been adjusted to conform to this presentation. The discontinued operations have been excluded from the following notes unless they were material. In such instances, the amounts related to the discontinued operations have been separately disclosed.

       Certain reclassifications of prior year amounts have been made to conform to the current year presentation.

Revenue Recognition and Accounts Receivable

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including clinical trial logistics, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on the age of the receivable, the creditworthiness of the customer and any other information that is relevant to the judgment. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

       The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2012 balance sheet will be recognized within one year.

Warranty Obligations

       The company provides for the estimated cost of standard product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet. The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2012	2011

Beginning Balance	$42.2	$41.7
Provision charged to income	66.2	54.4
Usage	(59.3)	(55.1)
Acquisitions	—	3.0
Adjustments to previously provided warranties, net	0.1	(1.2)
Other, net	(0.5)	(0.6)

Ending Balance	$48.7	$42.2

Research and Development

       The company conducts research and development activities to increase its depth of capabilities in technologies, software and services. Research and development costs include salaries and benefits, consultants, facilities related costs, material costs, depreciation and travel. Research and development costs are expensed as incurred.

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income. Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value. At December 31, 2012 and 2011, the company had cost method investments with carrying amounts of $12.2 million and $11.9 million, respectively, which are included in other assets.

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income. The components of inventories are as follows:

	December 31,	December 31,
(In millions)	2012	2011

Raw Materials	$362.0	$335.2
Work in Process	149.7	129.3
Finished Goods	931.6	865.6

	$1,443.3	$1,330.1

       The value of inventories maintained using the LIFO method was $190.6 million and $181.5 million at December 31, 2012 and 2011, respectively, which was below estimated replacement cost by $25.1 million and $22.5 million, respectively. The company recorded a reduction in cost of revenues as a result of the liquidation of LIFO inventories of $0.3 million, $0.2 million and $0.9 million in 2012, 2011 and 2010, respectively.

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment (including software), 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income. Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2012	2011

Land	$216.6	$179.9
Buildings and Improvements	805.5	747.4
Machinery, Equipment and Leasehold Improvements	1,829.9	1,647.6

	2,852.0	2,574.9
Less: Accumulated Depreciation and Amortization	1,125.6	963.6

	$1,726.4	$1,611.3

       Depreciation and amortization expense of property, plant and equipment including amortization of assets held under capital leases, was $236.1 million, $211.7 million and $185.0 million in 2012, 2011 and 2010, respectively.

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired customer relationships, product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired. Acquisition-related intangible assets are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$7,047.0	$(2,617.6)	$4,429.4	$6,572.6	$(2,146.5)	$4,426.1
Product technology	2,512.9	(958.6)	1,554.3	2,268.5	(726.7)	1,541.8
Tradenames	807.8	(330.5)	477.3	763.0	(264.9)	498.1
Patents	19.7	(19.2)	0.5	19.5	(18.5)	1.0
Other	15.7	(13.3)	2.4	13.6	(12.7)	0.9

	10,403.1	(3,939.2)	6,463.9	9,637.2	(3,169.3)	6,467.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	13.7	—	13.7	21.1	—	21.1

	1,340.6	—	1,340.6	1,348.0	—	1,348.0

	$11,743.7	$(3,939.2)	$7,804.5	$10,985.2	$(3,169.3)	$7,815.9

       The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2013	$765.7
2014	742.2
2015	724.9
2016	687.0
2017	679.0
2018 and thereafter	2,865.1

$6,463.9

       Amortization of acquisition-related intangible assets in continuing operations was $747.6 million, $647.9 million and $554.7 million in 2012, 2011 and 2010, respectively and for discontinued operations was $4.2 million and $17.0 million in 2011 and 2010, respectively.

Other Assets

       Other assets in the accompanying balance sheet include deferred tax assets, insurance recovery receivables related to product liability matters, investments in joint ventures, cash surrender value of life insurance, deferred debt expense, cost-method investments, notes receivable, capitalized catalog costs, other assets and, in 2011, the long-term assets of discontinued operations.

       The company owns 49% - 50% interests in two joint ventures and records its pro rata share of the joint ventures' results in other expense, net, in the accompanying statement of income, using the equity method of accounting. The joint ventures were formed to combine the company's capabilities with those of businesses contributed by the respective joint venture partners in the fields of integrated response technology services and disposable laboratory glass products. The results of the joint ventures were not material for any period presented. The company made purchases of products for resale from the glass products joint venture totaling $48.3 million, $45.1 million and $44.0 million in 2012, 2011 and 2010, respectively.

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. The company completed annual tests for impairment at November 2, 2012 and November 4, 2011, and determined that goodwill was not impaired.

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2010	$1,786.4	$2,192.9	$5,001.6	$8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.7)	(1.0)	(0.9)	(2.6)

Balance at December 31, 2011	3,090.4	3,870.6	5,012.3	11,973.3
Acquisitions	15.6	273.5	81.1	370.2
Finalization of purchase price allocations for 2011 acquisitions	(0.9)	(3.4)	—	(4.3)
Revision to goodwill allocable to discontinued operations	—	—	13.1	13.1
Currency translation	10.0	106.7	6.0	122.7
Other	16.7	(18.2)	1.0	(0.5)

Balance at December 31, 2012	$3,131.8	$4,229.2	$5,113.5	$12,474.5

       Goodwill of the discontinued operations of $14.7 million at December 31, 2011, is included in other assets in the accompanying balance sheet. In 2012, the company reduced its earlier estimate of goodwill allocable to discontinued operations by $13.1 million, based on the actual selling price of the business.

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense. At December 31, 2012 and 2011, the company had recorded asset retirement obligations of $28.3 million and $23.7 million, respectively.

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years. The company has capitalized advertising costs of $1.9 million and $5.7 million at December 31, 2012 and 2011, respectively, included in other assets in the accompanying balance sheet. Direct-response advertising consists of external catalog production and mailing costs, and amortization begins on the date the catalogs are first mailed. Advertising expense, which includes amortization of capitalized direct-response advertising, as described above, was $39.5 million, $29.6 million and $27.2 million in 2012, 2011 and 2010, respectively. Included in advertising expense was catalog amortization of $5.6 million, $7.2 million and $6.8 million for 2012, 2011 and 2010, respectively.

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “accumulated other comprehensive items” component of shareholders' equity. Currency transaction gains and losses are included in the accompanying statement of income and in aggregate were net losses of $11.0 million, $1.0 million and $6.4 million in 2012, 2011 and 2010, respectively.

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain balance sheet and operational exposures resulting from changes in currency exchange rates, predominantly intercompany loans and cash balances that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in euro, British pounds sterling, Chinese yuan, Japanese yen, Swedish krona and Australian dollars. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management. As of December 31, 2012, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2012 and 2011, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2010 and 2011, in connection with new debt issuances, the company entered into interest rate swap arrangements. The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps. All of the company's interest rate swap arrangements were terminated in 2011 (Note 9).

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from selling discontinued operations and abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Recent Accounting Pronouncements

       In February 2013, the FASB issued new guidance which requires disclosure of information about significant reclassification adjustments from accumulated other comprehensive income in a single note or on the face of the financial statements. This guidance will be effective for the company in 2013. Adoption of this standard, which is related to disclosure only, will not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In July 2012, the FASB modified existing rules to allow entities to use a qualitative approach to test indefinite-lived intangible asset for impairment. The revised standard allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. This guidance will be effective for the company in 2013. Adoption of this standard will not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In December 2011, the FASB issued new guidance which requires enhanced disclosures on offsetting amounts within the balance sheet, including disclosing gross and net information about instruments and transactions eligible for offset or subject to a master netting or similar agreement. The guidance is effective for the company beginning January 1, 2013 and is to be applied retrospectively. The adoption of this guidance, which is related to disclosure only, will not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In September 2011, the FASB modified existing rules to allow entities to use a qualitative approach to test goodwill for impairment. The revised guidance permits an entity to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. This guidance was effective for the company on January 1, 2012. Adoption of this standard did not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In June 2011, the FASB issued new guidance pertaining to the presentation of comprehensive income. The new rule eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to provide a more consistent method of presenting non-owner transactions that affect the company's equity. Under the new guidance, an entity can present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new guidance was effective for the company on January 1, 2012 and did not have an impact on the company's consolidated financial position, results of operations or cash flows.

       In May 2011, the FASB amended existing rules covering fair value measurement and disclosure to clarify guidance and minimize differences between U.S. GAAP and International Financial Reporting Standards (IFRS). The new guidance requires entities to provide information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and provide a narrative description of the sensitivity of Level 3 measurements to changes in unobservable inputs. The guidance was effective for the company on January 1, 2012 and did not have an impact on the company's consolidated financial position, results of operations or cash flows.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions Disclosure
Acquisitions and Dispositions [Text Block]

Note 2.       Acquisitions and Dispositions

2012 Acquisitions

       In September 2012, the Specialty Diagnostics segment acquired One Lambda, a provider of transplant diagnostics, for approximately $885 million, net of cash acquired, including related real estate and subject to a post-closing adjustment, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in the year following the acquisition. The company recorded $13 million as the fair value of contingent consideration at the acquisition date. The acquisition of One Lambda enhances the segment's presence in specialty in vitro diagnostics and adds new capabilities to the company's transplant-testing workflow. Revenues of One Lambda were $182 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $274 million was allocated to goodwill, all of which is tax deductible.

       In May 2012, the Laboratory Products and Services segment acquired Doe & Ingalls Management, LLC, a North Carolina-based channel for specialty production chemicals and provider of customized supply-chain services to the life sciences and microelectronics industries, for $175 million plus up to $3 million of contingent consideration. The acquisition expands the segment's products and services that address the production market. Revenues of Doe & Ingalls totaled approximately $110 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $81 million was allocated to goodwill, $53 million of which is tax deductible.

       In addition, in 2012, the Analytical Technologies segment acquired a manufacturer and supplier of radioactive isotope identifiers, x-ray and gamma-ray detectors and spectroscopy systems used to detect radioactive and other nuclear materials in security and environmental settings and a manufacturer of miniature NMR spectrometers. The Specialty Diagnostics segment acquired a business that holds proprietary technology for tests to diagnose pre-eclampsia and eclampsia. The aggregate consideration for these acquisitions was $25 million plus contingent consideration of up to $15 million.

       The company made contingent purchase price and post closing adjustment payments totaling $6 million in 2012, for acquisitions completed prior to 2012. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2011 Acquisitions

       In August 2011, the Specialty Diagnostics segment completed the acquisition of the Phadia group, a global leader in allergy and autoimmunity diagnostics, headquartered in Sweden, for a total purchase price of $3.54 billion, net of cash acquired, including the repayment of $2.14 billion of indebtedness owed by Phadia to the seller and third-party lenders. Phadia develops, manufactures and markets complete blood-test systems to support the clinical diagnosis and monitoring of allergy and autoimmune diseases. Phadia has been a pioneer in bringing new allergy diagnostic tests to market and is a global leader for in vitro allergy diagnostics and a European leader in autoimmunity diagnostics. Phadia's revenues in 2010 totaled €367 million (approximately $525 million based on exchange rates at the time of the acquisition agreement announcement). The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.81 billion was recorded as goodwill, substantially none of which is tax deductible.

       In May 2011, the Analytical Technologies segment completed the acquisition of Dionex Corporation, a leading manufacturer and marketer of chromatography systems, for a total purchase price of $2.03 billion, net of cash acquired. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of ion and liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. Revenues of Dionex totaled $420 million in its fiscal year ended June 30, 2010. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.32 billion was recorded as goodwill, substantially none of which is tax deductible.

       In addition, in 2011, the Laboratory Products and Services segment acquired a U.S.-based manufacturer of clinical and diagnostic assays and platforms for rapid and sensitive protein biomarker analysis; a U.K.-based provider of single-use plastic products serving the microbiology, life sciences and clinical markets and certain operating assets of a Singapore-based distributor of laboratory equipment and consumables. The Specialty Diagnostics segment also acquired a provider of microbiology solutions, including blood culture identification and antibiotic susceptibility testing products with operations in both the U.S. and U.K. The aggregate consideration paid for these acquisitions was $97 million, net of cash acquired. Separately, the company's discontinued operations acquired a manufacturer of laboratory workstations and fume hoods for $8 million.

       The company made contingent purchase price and post closing adjustment payments totaling $35 million in 2011, for acquisitions completed prior to 2011. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2010 Acquisitions

       In February 2010, the Analytical Technologies segment acquired Ahura Scientific, Inc., a U.S.-based provider of handheld spectroscopy instruments that are used worldwide in the identification of chemicals for safety, security and pharmaceutical applications, for $147 million, net of cash acquired, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in 2010, of which the company recorded $20 million as the fair value at the acquisition date and an additional $5 million as a charge to selling, general and administrative expense in December 2010. The $25 million was paid in early 2011. The acquisition expands the segment's portfolio of portable analytical devices. Revenues of Ahura Scientific totaled $45 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $110 million was allocated to goodwill, none of which is tax deductible.

       In March 2010, the Analytical Technologies segment acquired Finnzymes, a Finland-based provider of integrated tools for molecular biology analysis, including reagents, instruments, consumables and kits, for $58 million, net of cash acquired. The acquisition expands the company's portfolio of reagents and other consumables for the molecular biology research and diagnostics markets. Finnzymes reported revenues of $20 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $25 million was allocated to goodwill, none of which is tax deductible.

       In July 2010, the Analytical Technologies segment acquired Fermentas International Inc., a manufacturer and global distributor of enzymes, reagents and kits for molecular and cellular biology research, with principal operations in Lithuania, for $260 million, net of cash acquired. The acquisition expands the company's ability to provide complete workflows for genomics research. Fermentas reported revenues of approximately $55 million in 2009. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $117 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2010, the Analytical Technologies segment acquired a developer of tunable diode-based spectroscopy systems; a provider of liquid chromatography and software solutions for proteomics analysis; a developer and manufacturer of miniature handheld near-infrared analyzers; a developer and manufacturer of low-frequency microwave moisture analyzers; a life sciences custom media developer; a developer and manufacturer of laboratory water purification systems, and an India-based distributor of scientific bulk elemental and other products. The Laboratory Products and Services segment acquired an Australian-based provider of laboratory chemicals, consumables and instruments. The aggregate consideration for these acquisitions was $146 million plus $3 million of contingent consideration, paid primarily in 2011.

       The company made contingent purchase price payments totaling $5 million in 2010, for acquisitions completed prior to 2010.

       The company's acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value and, for acquisitions completed within the past year, are subject to adjustment upon finalization of the valuation process. The company is not aware of any information that indicates the final valuations will differ materially from preliminary estimates.

       The components of the purchase price and net assets acquired for 2012 acquisitions are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$878.8	$174.8	$25.4	$1,079.0
Purchase price payable	7.3	—	—	7.3
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$897.9	$176.3	$30.7	$1,104.9

Net Assets Acquired
Current assets	$110.1	$21.9	$2.2	$134.2
Property, plant and equipment	30.3	11.6	0.1	42.0
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	273.5	81.1	15.6	370.2
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.4)	(24.8)	(4.3)	(65.5)

	$897.9	$176.3	$30.7	$1,104.9

       The weighted-average amortization periods for intangible assets acquired in 2012 are 13 years for customer relationships, 11 years for product technology and 13 years for tradenames and other. The weighted average amortization period for all intangible assets acquired in 2012 is 13 years.

       The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The weighted-average amortization periods for intangible assets acquired in 2011 are 14 years for customer relationships, 11 years for product technology and 14 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 13 years.

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

       The weighted-average amortization periods for intangible assets acquired in 2010 are 10 years for customer relationships, 9 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 9 years.

Unaudited Pro Forma Information

       The company acquired Dionex Corporation in May 2011, the Phadia group in August 2011 and One Lambda in September 2012. Had the acquisitions of Dionex and Phadia been completed as of the beginning of 2010, and the acquisition of One Lambda been completed as of the beginning of 2011, the company's pro forma results for 2012 and 2011 would have been as follows:

(In millions except per share amounts)	2012	2011

Revenues	$12,643.0	$12,292.1

Income from Continuing Operations	$1,338.5	$1,133.9

Net Income	$1,258.0	$1,440.3

Earnings per Share from Continuing Operations:
Basic	$3.68	$2.98
Diluted	$3.65	$2.95

Earnings per Share:
Basic	$3.46	$3.78
Diluted	$3.43	$3.74

       Pro forma results include non-recurring pro forma adjustments that were directly attributable to the business combinations. The following non-recurring pro forma adjustments relating to charges recorded in 2012 have been assumed to have occurred in 2011 for pro forma purposes:

  Pre-tax increase in income of $16.1 million in 2012, relating to acquisition-related transaction costs incurred by the company and One Lambda.

  Pre-tax increase in income of $14.1 million in 2012, for the sale of One Lambda inventory revalued at the date of acquisition.

         Additionally, the following non-recurring pro forma adjustments relating to charges recorded in 2011 have been assumed to have occurred in 2010 for pro forma purposes:

  Pre-tax increase in income of $21.2 million for 2011, relating to monetizing equity awards held by Dionex employees at the date of acquisition.
  Pre-tax increase in income of $32.4 million and $61.7 million in 2012 and 2011, respectively, for the sale of Dionex and Phadia inventories revalued at the date of acquisition.
  Pre-tax increase in income of $80.6 million in 2011, for acquisition-related transaction costs incurred by the company, Dionex and Phadia.

       The company's results would not have been materially different from its pro forma results had the company's other 2012 and 2011 acquisitions occurred at the beginning of 2011 or 2010, respectively.

Dispositions

       On October 22, 2012, the company sold its laboratory workstations business and on April 4, 2011, the company sold its Athena Diagnostics business and its Lancaster Laboratories business (See Note 15).

       In May 2011, the company sold a manufacturer of heating equipment for $14 million and recorded a pre-tax loss on the sale of $3 million, included in restructuring and other costs, net. Operating results of the business were not material.

Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segment Information [Text Block]

Note 3.       Business Segment and Geographical Information

       The company's continuing operations fall into three business segments as follows:

       Analytical Technologies: provides a broad offering of instruments, reagents, consumables, software and services that are used for a range of applications in the laboratory, on the production line and in the field. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.

       Specialty Diagnostics: provides a wide range of diagnostic test kits, reagents, culture media, instruments and associated products used to increase the speed and accuracy of diagnoses. These products are used primarily by customers in healthcare, clinical, pharmaceutical, industrial and food safety laboratories.

       Laboratory Products and Services: provides virtually everything needed for the laboratory, including a combination of self-manufactured and sourced products and an extensive service offering. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.

       In February 2013, in connection with a change in management responsibility for two product lines, the company transferred its water analysis and research serum media product lines to the Laboratory Products and Services segment from the Analytical Technologies segment. The company has historically moved a product line between segments when a shift in strategic focus of either the product line or a segment more closely aligns the product line with a segment different than that in which it had previously been reported. Prior period segment information has been reclassified to reflect these transfers.

       The company's management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments' core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2012	2011	2010

Revenues
Analytical Technologies	$4,017.9	$3,739.7	$3,137.1
Specialty Diagnostics	2,962.3	2,469.9	2,149.0
Laboratory Products and Services	6,053.7	5,831.2	5,539.8
Eliminations	(524.0)	(482.0)	(432.8)

Consolidated revenues	12,509.9	11,558.8	10,393.1

Segment Income
Analytical Technologies (a)	749.1	694.8	525.0
Specialty Diagnostics (a)	761.2	598.4	487.9
Laboratory Products and Services (a)	869.6	836.1	806.3

Subtotal reportable segments (a)	2,379.9	2,129.3	1,819.2

Cost of revenues charges	(55.6)	(72.6)	(13.2)
Selling, general and administrative charges, net	(12.5)	(61.5)	(3.0)
Restructuring and other costs, net	(82.1)	(96.5)	(60.2)
Amortization of acquisition-related intangible assets	(747.6)	(647.9)	(554.7)

Consolidated operating income	1,482.1	1,250.8	1,188.1
Other expense, net (b)	(212.7)	(118.0)	(100.4)

Income from continuing operations before income taxes	$1,269.4	$1,132.8	$1,087.7

Depreciation
Analytical Technologies	$64.0	$59.9	$53.9
Specialty Diagnostics	73.0	50.1	37.3
Laboratory Products and Services	99.1	101.7	93.8

Consolidated depreciation	$236.1	$211.7	$185.0

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2012	2011	2010

Total Assets
Analytical Technologies	$5,676.2	$6,085.0	$4,100.6
Specialty Diagnostics	9,841.0	8,319.6	4,575.9
Laboratory Products and Services	11,275.8	10,891.7	10,933.9
Corporate/Other (c)	651.6	1,537.4	1,739.0

Consolidated total assets	$27,444.6	$26,833.7	$21,349.4

Capital Expenditures
Analytical Technologies	$75.1	$69.5	$43.2
Specialty Diagnostics	97.6	63.2	51.0
Laboratory Products and Services	106.4	115.7	125.8
Corporate/Other	36.0	12.5	25.4

Consolidated capital expenditures	$315.1	$260.9	$245.4

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information

(In millions)	2012	2011	2010

Revenues (d)
United States	$6,424.4	$6,023.9	$5,806.8
China	735.8	559.6	405.3
Germany	681.5	698.3	592.9
United Kingdom	507.1	472.3	409.6
Other	4,161.1	3,804.7	3,178.5

	$12,509.9	$11,558.8	$10,393.1

Long-lived Assets (e)
United States	$862.4	$797.9	$708.5
United Kingdom	223.9	209.2	170.4
Germany	165.2	158.6	121.7
Other	474.9	445.6	319.3

	$1,726.4	$1,611.3	$1,319.9

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.

Other Expense, Net	12 Months Ended
Dec. 31, 2012
Other Expense, Net Disclosure
Other Expense, Net [Text Block]

Note 4.       Other Expense, Net

       The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2012	2011	2010

Interest Income	$25.2	$26.8	$12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)

	$(212.7)	$(118.0)	$(100.4)

Other Items, Net

       In 2011, other items, net includes $28 million of gains on currency exchange contracts associated with the acquisition of Phadia and an $18 million gain on the sale of an equity investment accounted for under the cost method, offset in part by $10 million of fees associated with a short-term financing commitment to fund the Phadia acquisition.

       During 2010, the company redeemed all of its outstanding 6 1/8% Senior Subordinated Notes due 2015. The company recorded a loss on the early extinguishment of debt of $17 million, principally as a result of this redemption. The company recorded $8 million of fees associated with short-term financing commitments for the purchase of Dionex.

Stockbased Compensation Expense	12 Months Ended
Dec. 31, 2012
Stock-based Compensation Expense Disclosure [Abstract]
Stock-based Compensation Expense [Text Block]

Note 5.       Stock-based Compensation Plans

       The company has stock-based compensation plans for its key employees, directors and others. These plans permit the grant of a variety of stock and stock-based awards, including restricted stock units, stock options or performance-based shares, as determined by the compensation committee of the company's Board of Directors or for certain non-officer grants, by the company's employee equity committee, which consists of its chief executive officer. Options granted under these plans generally vest over 3-5 years with terms of 7-10 years, assuming continued employment with certain exceptions. The company's practice is to grant options at fair market value. The company generally issues new shares of its common stock to satisfy option exercises. Grants of stock options and restricted stock on or after November 9, 2006, provide that in the event of both a change in control of the company and a qualifying termination of an option holder's employment, all options and service-based restricted stock awards held by the recipient become immediately vested (unless an employment or other agreement with the employee provides for different treatment).

       Compensation cost is based on the grant-date fair value and is recognized ratably over the requisite vesting period or to the date based on qualifying retirement eligibility, if earlier.

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2012	2011	2010

Stock Option Awards	$39.3	$49.4	$48.6
Restricted Share/Unit Awards	38.9	30.6	33.0

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2012	2011	2010

Cost of Revenues	$5.4	$5.7	$5.8
Selling, General and Administrative Expenses	70.7	72.4	74.0
Research and Development Expenses	2.1	1.9	1.8

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

       The company has elected to recognize any excess income tax benefits from stock option exercises in capital in excess of par value only if an incremental income tax benefit would be realized after considering all other tax attributes presently available to the company. The company measures the tax benefit associated with excess tax deductions related to stock-based compensation expense by multiplying the excess tax deductions by the statutory tax rates. The company uses the incremental tax benefit approach for utilization of tax attributes. Tax benefits recognized in capital in excess of par value on the accompanying balance sheet were $18.7 million, $14.6 million and $10.9 million, respectively, in 2012, 2011 and 2010.

Stock Options

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The expected annual dividend rate was calculated by dividing the company's annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2012	2011	2010

Expected Stock Price Volatility	34%	33%	32%
Risk Free Interest Rate	0.8%	1.7%	2.0%
Expected Life of Options (years)	4.5	4.1	4.1
Expected Annual Dividend	0.9%	0.0%	0.0%

       The weighted average per share grant-date fair values of options granted during 2012, 2011 and 2010 were $15.36, $15.79 and $14.12, respectively. The total intrinsic value of options exercised during the same periods was $125.4 million, $85.3 million and $48.1 million, respectively. The intrinsic value is the difference between the market value of the shares on the exercise date and the exercise price of the option.

       A summary of option activity as of December 31, 2012 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2009	19.9	$39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00
Granted	2.9	57.17
Exercised	(6.4)	39.77
Canceled / Expired	(0.8)	52.55

Outstanding at December 31, 2012	15.3	49.07	4.2

Vested and Unvested Expected to Vest at
December 31, 2012	14.8	48.84	4.1	$220.6

Exercisable at December 31, 2012	8.0	44.58	3.0	$153.1

(a)       Market price per share on December 31, 2012 was $63.78. The intrinsic value is zero for options with exercise prices above the market price.

       As of December 31, 2012, there was $76 million of total unrecognized compensation cost related to unvested stock options granted. The cost is expected to be recognized through 2016 with a weighted average amortization period of 2.3 years.

Restricted Share/Unit Awards

       The company awards to a number of key employees restricted company common stock or restricted units that convert into an equivalent number of shares of common stock. The awards generally vest in annual installments over three to four years, assuming continued employment, with some exceptions. Vesting of the awards is contingent upon meeting certain service conditions and may also be contingent upon meeting certain performance and/or market conditions. The fair market value of the award at the time of the grant is amortized to expense over the period of vesting. Recipients of restricted shares have the right to vote such shares and receive cash dividends, whereas recipients of restricted units have no voting rights but are entitled to receive dividend equivalents. The fair value of service- and performance-based restricted share/unit awards is determined based on the number of shares/units granted and the market value of the company's shares on the grant date. For awards with market-based vesting conditions, the company uses a lattice model to estimate the grant-date fair value of the award.

       A summary of the status of the company's restricted shares/units as of December 31, 2012 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2009	1,671	$41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05
Granted	572	54.96
Vested	(504)	42.14
Forfeited	(104)	48.03

Unvested at December 31, 2011	1,748	48.96
Granted	1,014	57.12
Vested	(520)	44.25
Forfeited	(191)	51.92

Unvested at December 31, 2012	2,051	53.91

       The total fair value of shares vested during 2012, 2011 and 2010 was $23.0 million, $21.2 million and $21.0 million, respectively.

       As of December 31, 2012, there was $56 million of total unrecognized compensation cost related to unvested restricted stock unit awards. The cost is expected to be recognized through 2015 with a weighted average amortization period of 2.0 years.

Employee Stock Purchase Plans

       Qualifying employees are eligible to participate in an employee stock purchase plan sponsored by the company. Shares may be purchased under the program at 95% of the fair market value at the end of the purchase period and the shares purchased are not subject to a holding period. Shares are purchased through payroll deductions of up to 10% of each participating employee's gross wages. The company issued 151,000, 139,000 and 127,000 shares, respectively, of its common stock for the 2012, 2011 and 2010 plan years, which ended on December 31.

Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 6.       Pension and Other Postretirement Benefit Plans

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company. In 2012, 2011 and 2010, the company charged to expense $86.0 million, $79.4 million and $57.8 million, respectively, related to its defined contribution plans.

Defined Benefit Pension Plans

       Employees of a number of the company's non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial gains/losses and prior service costs/credits that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost or credits.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined. During 2012, 2011 and 2010, the company made contributions of approximately $23.3 million, $25.3 million and $24.4 million, respectively. Contributions are estimated at between $60 and $70 million for 2013.

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$452.2	$413.6	$709.2	$656.3
Business combinations	—	—	1.2	8.3
Service costs	—	—	11.8	13.7
Interest costs	19.8	21.3	30.7	32.1
Settlements and curtailments	—	—	(0.4)	(2.7)
Plan participants' contributions	—	—	3.4	3.5
Actuarial losses	25.8	37.9	79.7	26.0
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	20.2	(6.7)

Benefit Obligation at End of Year	$474.9	$452.2	$831.0	$709.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$344.3	$362.5	$524.2	$510.5
Business combinations	—	—	0.2	2.6
Actual return on plan assets	45.7	2.4	46.0	11.1
Employer contribution	—	—	21.4	23.5
Plan participants' contributions	—	—	3.4	3.5
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	18.0	(5.7)

Fair Value of Plan Assets at End of Year	$367.1	$344.3	$588.4	$524.2

Funded Status	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Accumulated Benefit Obligation	$474.9	$452.2	$788.7	$663.0

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.7	$0.8
Current liability	—	—	(4.4)	(4.1)
Non-current liability	(107.8)	(107.9)	(238.9)	(181.7)

Net amount recognized	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$177.4	$172.6	$142.8	$81.2
Prior service credits	—	—	(2.7)	(0.6)

Net amount recognized	$177.4	$172.6	$140.1	$80.6

       The actuarial assumptions used to compute the funded status for the plans are based upon information available as of December 31, 2012 and 2011 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.00%	4.50%	3.65%	4.37%
Average rate of increase in employee compensation	4.00%	4.00%	2.94%	3.08%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.50%	5.25%	5.50%	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.17%	5.32%	5.59%

       Prior to the November 2006 merger with Fisher Scientific International, Inc., Fisher maintained a supplemental non-qualified executive retirement program (SERP) for certain executives. Accrual of future benefits under the plan ceased following the merger. The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$13.9	$12.4	$38.9	$34.9
Service costs	—	—	0.7	0.6
Interest costs	0.6	0.6	1.8	1.9
Plan participants' contributions	—	—	1.3	1.4
Actuarial losses	1.1	1.4	1.6	3.2
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)
Currency translation and other	—	—	0.4	(0.4)

Benefit Obligation at End of Year	$15.1	$13.9	$42.0	$38.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.5	1.4	1.3
Plan participants' contributions	—	—	1.3	1.4
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Accumulated Benefit Obligation	$15.1	$13.9

Amounts Recognized in Balance Sheet
Current liability	$(0.6)	$(0.5)	$(2.0)	$(2.2)
Non-current liability	(14.5)	(13.4)	(40.0)	(36.7)

Net amount recognized	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss	$2.8	$1.8	$4.6	$3.1
Prior service credits	—	—	(0.5)	(0.6)

Net amount recognized	$2.8	$1.8	$4.1	$2.5

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.00%	4.50%	4.20%	4.88%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.14%	7.21%
Ultimate healthcare cost trend rate			5.47%	5.51%

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	4.50%	5.25%	5.50%	4.88%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2018 and 2027.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

Net Actuarial Loss	$5.0	$6.4	$0.1	$0.3
Net Prior Service Credit	—	(0.4)	—	(0.1)

	$5.0	$6.0	$0.1	$0.2

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,162.0	$1,165.6
Fair value of plan assets	795.7	858.0

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,120.2	$987.9
Fair value of plan assets	793.1	717.8

       The company has other postretirement benefit plans discussed elsewhere in this note with an accumulated post-retirement benefit obligation of $42.0 million that is unfunded. These plans are excluded from the above table.

       The measurement date used to determine benefit information is December 31 for all plan assets and benefit obligations.

       The net periodic pension benefit cost (income) includes the following components for 2012, 2011 and 2010:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$0.3	$11.8	$13.7	$11.4
Interest cost on benefit obligation	19.8	21.3	21.1	30.7	32.1	30.7
Expected return on plan assets	(28.1)	(29.4)	(29.9)	(27.3)	(27.8)	(24.9)
Amortization of actuarial net loss	3.5	1.5	0.7	3.3	1.6	1.3
Amortization of prior service benefit	—	—	—	(0.1)	—	—
Settlement/curtailment loss	—	—	—	—	—	0.1
Special termination benefit	—	—	—	0.5	0.9	0.5

Net periodic benefit cost (income)	$(4.8)	$(6.6)	$(7.8)	$18.9	$20.5	$19.1

       The net periodic SERP and other postretirement benefit cost includes the following components for 2012, 2011 and 2010:

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.7	$0.6	$0.4
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.9	1.8
Amortization of actuarial net loss (gain)	0.1	—	—	—	—	(0.2)
Amortization of prior service benefit	—	—	—	—	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	(0.1)	—

Net periodic benefit cost	$0.7	$0.6	$0.6	$2.4	$2.3	$1.9

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2012. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments. Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2013	$24.2	$25.5	$0.6	$2.0
2014	24.7	26.6	1.8	2.1
2015	25.2	27.7	1.6	2.0
2016	25.7	30.9	0.6	2.1
2017	25.8	31.4	3.7	2.0
2018-2022	135.9	183.1	4.3	10.1

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2012 would change the accumulated postretirement benefit obligation as of December 31, 2012 and the 2012 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement healthcare benefit obligation	5.7	(4.4)

Domestic Pension Plan Assets

       The company's overall objective is to manage the assets in a liability framework by investing in a portfolio of both return-seeking and liability-hedging assets, primarily through the use of institutional collective funds, to achieve long-term growth and to insulate the funded position from interest rate volatility. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 2% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 29% to funds investing in U.S. equities, including a sub-allocation of approximately 6% to real estate-related equities, approximately 20% to funds investing in international equities and approximately 49% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's domestic plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Assets	$367.1	$—	$360.5	$6.6

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—

Total Assets	$344.3	$—	$335.2	$9.1

       The tables above present the fair value of the company's plan assets in accordance with the fair value hierarchy (Note 12). Certain pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a level 2 investment above due to the company's ability to redeem its investment either at the balance sheet date or within limited time restrictions. The fair value of the company's private equity investments, which are classified as level 3 investments, are based on valuations provided by the respective funds. The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds

Balance at December 31, 2010	$13.0
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)
Relating to assets sold/distributed during period	3.7
Purchases, capital contributions, sales and settlements	(5.4)

Balance at December 31, 2011	$9.1
Actual return on plan assets:
Relating to assets held at reporting date	0.5
Relating to assets sold/distributed during period	3.4
Purchases, capital contributions, sales and settlements	(6.4)

Balance at December 31, 2012	$6.6

       The table below presents, as of December 31, 2012, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$105.1	$—	At least monthly	No more than 3 days
International equity funds	75.1	—	At least monthly	No more than 3 days
Fixed income funds	173.9	—	At least monthly	No more than 3 days
Private equity funds	6.6	1.0	Restricted	Restricted
Money market funds	6.4	—	Daily	Daily

	$367.1	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income securities. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

       The fair values of the company's non-U.S. plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Assets	$588.4	$79.5	$508.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$221.3	$—	At least monthly	No more than 1 month
Fixed income funds	192.8	—	At least weekly	No more than 5 days
Insurance contracts	94.6	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$508.9	$—

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes Disclosure [Abstract]
Income Taxes [Text Block]

Note 7.       Income Taxes

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2012	2011	2010

U.S.	$908.5	$812.1	$710.3
Non-U.S.	360.9	320.7	377.4

	$1,269.4	$1,132.8	$1,087.7

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2012	2011	2010

Current Income Tax Provision
Federal	$160.5	$149.7	$226.0
Non-U.S.	92.1	68.5	104.5
State	16.1	14.6	32.5

	268.7	232.8	363.0

Deferred Income Tax Provision (Benefit)
Federal	$(40.8)	$(11.4)	$(169.1)
Non-U.S.	(205.2)	(107.0)	(68.3)
State	(11.7)	(5.0)	(24.0)

	(257.7)	(123.4)	(261.4)

	$11.0	$109.4	$101.6

       The income tax provision (benefit) included in the accompanying statement of income is as follows:

(In millions)	2012	2011	2010

Continuing Operations	$11.0	$109.4	$101.6
Discontinued Operations	(44.0)	191.5	31.4

	$(33.0)	$300.9	$133.0

       The company receives a tax deduction upon the exercise of non-qualified stock options by employees for the difference between the exercise price and the market price of the underlying common stock on the date of exercise. The provision for income taxes that is currently payable does not reflect $18.7 million and $14.6 million of such benefits that have been allocated to capital in excess of par value in 2012 and 2011, respectively.

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2012	2011	2010

Provision for Income Taxes at Statutory Rate	$444.3	$396.5	$380.7

Increases (Decreases) Resulting From:
Foreign rate differential	(319.5)	(279.6)	(156.0)
Impact of change in tax laws and apportionment on deferred taxes	(53.7)	11.7	(11.0)
Income tax credits	(52.1)	(24.8)	(79.5)
Manufacturing deduction	(27.3)	(27.0)	(31.5)
State income taxes, net of federal tax	(8.6)	0.3	2.8
Nondeductible expenses	8.1	17.5	5.8
Provision (reversal) of tax reserves, net	14.8	0.6	(6.4)
Tax return reassessments and settlements	—	3.0	(1.3)
Other, net	5.0	11.2	(2.0)

	$11.0	$109.4	$101.6

       The impact of change in tax laws and apportionment on deferred taxes in 2012 includes $54.8 million of benefit from a tax rate reduction enacted in Sweden.

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2012	2011

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,543.9)	$(2,778.3)
Net operating loss and credit carryforwards	504.9	497.4
Reserves and accruals	116.0	132.0
Accrued compensation	210.0	206.4
Inventory basis difference	67.4	38.1
Available-for-sale investments	2.9	4.5
Non U.S. earnings expected to be repatriated	1.6	1.6
Other capitalized costs	35.6	45.1
Unrealized losses on hedging instruments	21.0	22.3
Other, net	44.4	46.4

	(1,540.1)	(1,784.5)
Less: Valuation allowance	113.7	141.9

	$(1,653.8)	$(1,926.4)

       The company estimates the degree to which tax assets and loss carryforwards will result in a benefit based on expected profitability by tax jurisdiction and provides a valuation allowance for tax assets and loss and credit carryforwards that it believes will more likely than not go unused. At December 31, 2012, all of the company's valuation allowance relates to deferred tax assets for which any subsequently recognized tax benefits will reduce income tax expense.

       At December 31, 2012, the company had federal, state and non-U.S. net operating loss carryforwards of $141.7 million, $793.8 million and $1.35 billion, respectively. Use of the carryforwards is limited based on the future income of certain subsidiaries. The federal and state net operating loss carryforwards expire in the years 2013 through 2032. Of the non-U.S. net operating loss carryforwards, $150.5 million expire in the years 2013 through 2031, and the remainder do not expire. The company also had $110.3 million of federal foreign tax credit carryforwards as of December 31, 2012, which expire in the years 2013 through 2022.

       A provision has not been made for U.S. or additional non-U.S. taxes on $5.42 billion of undistributed earnings of international subsidiaries that could be subject to taxation if remitted to the U.S. because the company plans to keep these amounts permanently reinvested overseas except for instances where the company can remit such earnings to the U.S. without an associated net tax cost. During 2009, the company changed its position regarding the undistributed earnings of a Japan subsidiary and a portion of the earnings of the subsidiary are no longer considered permanently reinvested. During 2010, the company repatriated part of those earnings and as a result, the company provided deferred U.S. income taxes of $14.0 million, offset by a U.S. foreign tax credit of $15.6 million, on the remaining undistributed earnings not considered permanently reinvested overseas.

Unrecognized Tax Benefits

       As of December 31, 2012, the company had $164.8 million of unrecognized tax benefits which, if recognized, would reduce the effective tax rate.

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2012	2011	2010

Balance at beginning of year	$120.3	$62.1	$76.2
Additions for tax positions of current year	20.5	43.2	1.3
Additions for tax positions of prior years	31.8	18.6	2.9
Reductions for tax positions of prior years	—	(2.1)	—
Closure of tax years	(7.8)	—	(7.8)
Settlements	—	(1.5)	(10.5)

	$164.8	$120.3	$62.1

       During 2012, the company's liability for unrecognized tax benefits increased primarily due to additional tax benefits associated with foreign currency transactions and interest deductions. Of the total $165 million of liability, $24 million is classified as a current liability and the remainder is long-term.

       During 2012, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in a decrease in the liability for unrecognized tax benefits of $7.8 million, all of which reduced income tax expense.

       During 2011, the company's liability for unrecognized tax benefits increased primarily due to additional unrecognized tax benefits associated with the liquidation of a U.S. subsidiary, utilization of capital loss carryforwards and acquisitions.

       In 2011, the company settled the IRS audit of a refund claim relating to the 2000 and 2001 tax years which resulted in a $1.5 million decrease in the liability for unrecognized tax benefits. The company is also under audit by the IRS for the 2008 and 2009 tax years. It is likely that the examination phase of this audit will be completed within 12 months. There were no significant changes to the status of these examinations during 2012.

       During 2010, the statute of limitations on certain unrecognized tax benefits lapsed which resulted in a decrease in the liability for unrecognized tax benefits of $7.8 million, all of which reduced income tax expense.

       In 2010, the company settled a Swiss audit of one of its subsidiary's 2006 and 2007 tax years which resulted in a $8.5 million decrease in the liability for unrecognized tax benefits. The company also settled the IRS audit of its 2007 tax year and the IRS completed the examination phase of its 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries in 2010 which resulted in a $1.2 million decrease in the liability for unrecognized tax benefits. Completion of the audits of the 2006 tax year and the 2006 pre-acquisition tax years of certain Fisher subsidiaries is pending appeals at the IRS. In addition, the company settled various state income tax audits during 2010, which resulted in a $0.8 million decrease in the liability for unrecognized tax benefits.

       The company classified interest and penalties related to unrecognized tax benefits as income tax expense. The total amount of interest and penalties related to uncertain tax positions and recognized in the balance sheet as of December 31, 2012 and 2011 was $10.9 million.

       The company conducts business globally and, as a result, Thermo Fisher or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Australia, Canada, China, Denmark, Finland, France, Germany, Italy, Japan, the United Kingdom and the United States. With few exceptions, the company is no longer subject to U.S. federal, state and local, or non-U.S., income tax examinations for years before 2007.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
Earnings per Share [Text Block]

Note 8.       Earnings per Share

(In millions except per share amounts)	2012	2011	2010

Income from Continuing Operations	$1,258.4	$1,023.4	$986.1
(Loss) Income from Discontinued Operations	(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net	(61.3)	304.8	2.5

Net Income	1,177.9	1,329.9	1,035.6

Less: Income Allocable to Participating Securities	—	—	(0.2)

Net Income for Earnings per Share	$1,177.9	$1,329.9	$1,035.4

Basic Weighted Average Shares	363.8	380.8	403.3
Plus Effect of:
Convertible debentures	—	0.6	2.9
Stock options and restricted units	2.8	3.4	3.2

Diluted Weighted Average Shares	366.6	384.8	409.4

Basic Earnings per Share:
Continuing operations	$3.46	$2.69	$2.45
Discontinued operations	(.22)	.80	.12

	$3.24	$3.49	$2.57

Diluted Earnings per Share:
Continuing operations	$3.43	$2.66	$2.41
Discontinued operations	(.22)	.80	.12

	$3.21	$3.46	$2.53

       Options to purchase 7.2 million, 6.9 million and 8.1 million shares of common stock were not included in the computation of diluted earnings per share for 2012, 2011 and 2010, respectively, because their effect would have been antidilutive.

Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2012
Debt And Other Financing Arrangements Disclosure [Abstract]
Debt and Other Financing Arrangements [Text Block]

Note 9.       Debt and Other Financing Arrangements

(In millions except per share amounts)	2012	2011

Commercial Paper	$50.0	$900.0
2.15% Senior Notes, Due 2012	—	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	300.0
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	900.0
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	1,000.0
1.85% Senior Notes, Due 2018 (effective interest rate 1.85%)	500.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	1,000.0
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	1,100.0
3.15% Senior Notes, Due 2023 (effective interest rate 3.21%)	800.0	—
Other	54.8	35.0

Total Borrowings at Par Value	7,104.8	6,985.0
Fair Value Hedge Accounting Adjustments	33.8	55.0
Unamortized Discount	(14.3)	(12.0)

Total Borrowings at Carrying Value	7,124.3	7,028.0
Less: Short-term Obligations and Current Maturities	93.1	1,272.8

Long-term Obligations	$7,031.2	$5,755.2

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

        The annual repayment requirements for debt obligations are as follows:

(In millions)

2013	$93.1
2014	701.2
2015	708.8
2016	1,900.7
2017	0.5
2018 and thereafter	3,700.5

$7,104.8

       See Note 12 for fair value information pertaining to the company's long-term obligations.

       Short-term obligations and current maturities of long-term obligations in the accompanying balance sheet included $91.7 million and $917.1 million at year-end 2012 and 2011, respectively, of commercial paper, short-term bank borrowings and borrowings under lines of credit of certain of the company's subsidiaries. The weighted average interest rate for short-term borrowings was 1.01% and 0.51% at December 31, 2012 and 2011, respectively. In addition to available borrowings under the company's revolving credit agreements, discussed below, the company had unused lines of credit of $57.9 million as of December 31, 2012. These unused lines of credit generally provide for short-term unsecured borrowings at various interest rates.

Credit Facilities

       On April 11, 2012, the company terminated both of its prior revolving credit agreements and entered into new revolving credit facilities with a bank group that provide for up to $2.0 billion of unsecured multi-currency revolving credit. The new credit facilities include a $1 billion 5-year credit agreement, with the ability to request an additional $500 million, plus a $500 million 364-day credit agreement. The agreements call for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company's option. The agreements contain affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenant requires the company to maintain a Consolidated Leverage Ratio of debt to EBITDA (as defined in the agreements) below 3.5 to 1.0. The credit agreements permit the company to use the facilities for working capital; acquisitions; repurchases of common stock, debentures and other securities; the refinancing of debt; and general corporate purposes. The 5-year credit agreement allows for the issuance of letters of credit, which reduces the amount available for borrowing. If the company borrows under these facilities, it intends to leave undrawn an amount equivalent to outstanding commercial paper ($50 million at December 31, 2012) to provide a source of funds in the event that commercial paper markets are not available. As of December 31, 2012, no borrowings were outstanding under either facility, although available capacity was reduced by approximately $50 million as a result of outstanding letters of credit.

Commercial Paper Program

       In August 2011, the Company established a U.S. commercial paper program pursuant to which it may issue and sell unsecured, short-term promissory notes (CP Notes). Maturities may not exceed 397 days from the date of issue and the CP Notes rank pari passu with all of the company's other unsecured and unsubordinated indebtedness. CP Notes are issued on a private placement basis under customary terms in the commercial paper market and are not redeemable prior to maturity nor subject to voluntary prepayment. CP Notes are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. As of December 31, 2012, outstanding borrowings under this program were $50 million, with a weighted average remaining period to maturity of 10 days. The weighted average interest rate on the outstanding CP Notes as of December 31, 2012 was 0.44%.

Senior Notes

       Interest on each of the senior notes is payable semi-annually. Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants under the indentures governing the senior notes, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

Termination of Interest Rate Swap Arrangements

       In August 2011, the company terminated its fixed to floating rate swap arrangements on its 2.15% Senior Notes due 2012, 2.05% Senior Notes due 2014, 3.25% Senior Notes due 2014 and 3.20% Senior Notes due 2015. These swap arrangements were accounted for as fair value hedges. As a result of terminating these arrangements, the company received $63 million (excluding accrued interest) in cash. The proceeds were recorded as part of the carrying value of the underlying debt, which will be amortized as a reduction of interest expense over the remaining terms of the respective debt instruments.

Cash Flow Hedge Arrangements

       In 2005, prior to issuing the 5% Senior Notes due 2015, the company entered into forward starting pay fixed swap agreements with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the swaps hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on $250 million of principal amount of the 10-year fixed-rate debt issue (or any subsequent refinancing of such debt). The unfavorable change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2015.

       In 2011, prior to issuing the 3.60% Senior Notes due 2021, the company entered into hedging agreements (treasury locks) with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the agreements hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on a significant portion of principal amount of the 10-year fixed rate debt issue (or subsequent financings of such debt). The company paid $59 million at the termination of this agreement. The unfavorable change in the fair value of the hedge upon termination was $37 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2021.

3.25% Senior Subordinated Convertible Notes due 2024

       During the first quarter of 2011 following issuance of a redemption notice by the company, holders of the company's 3.25% Senior Subordinated Convertible Notes due 2024 exercised conversion rights for substantially all of the remaining $329 million principal outstanding. The balance not converted by holders was redeemed by the company. The company paid the principal and the premium due upon conversion/redemption in cash for a total outlay of $452 million. The premium was charged to capital in excess of par value when paid.

Floating Rate Senior Convertible Debentures due 2033

       During 2010, following issuance of a redemption notice by the company, holders of the company's Floating Rate Convertible Senior Debentures due 2033 exercised conversion rights for the remaining $326 million in par value. The company paid the principal and the premium due upon conversion in cash for a total outlay of $573 million. The premium was charged to capital in excess of par value when paid.

6 1/8% Senior Subordinated Notes due 2015

       The 6 1/8% Senior Subordinated Notes due 2015 were redeemed in 2010 for a total cash outlay of $515 million plus accrued interest. The company recorded a loss of $15 million in 2010 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

2.50% Senior Convertible Notes due 2023

       During 2010, the company purchased all of the remaining $13 million aggregate principal amount of the 2.50% Senior Convertible Notes due 2023 for an aggregate of $28 million. The premium was charged to capital in excess of par value when paid.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 10.       Commitments and Contingencies

Operating Leases

       The company leases certain logistics, office, and manufacturing facilities. Income from continuing operations includes expense from operating leases of $125.5 million, $125.3 million and $128.6 million in 2012, 2011 and 2010, respectively. The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2012:

(In millions)

2013	$107.2
2014	83.2
2015	62.5
2016	37.1
2017	26.3
Thereafter	43.0

$359.3

Purchase Obligations

       The company has entered into unconditional purchase obligations, in the ordinary course of business, that include agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. Purchase obligations exclude agreements that are cancelable at any time without penalty. The aggregate amount of the company's unconditional purchase obligations totaled $274.6 million at December 31, 2012 and the majority of these obligations are expected to be settled during 2013.

Letters of Credit, Guarantees and Other Commitments

       Outstanding letters of credit and bank guarantees totaled $109.6 million at December 31, 2012. Substantially all of these letters of credit and guarantees expire before 2020.

       Outstanding surety bonds and other guarantees totaled $43.5 million at December 31, 2012. The expiration of these bonds and guarantees ranges through 2015.

       The letters of credit, bank guarantees and surety bonds principally secure performance obligations, and allow the holder to draw funds up to the face amount of the letter of credit, bank guarantee or surety bond if the applicable business unit does not perform as contractually required. The outstanding letters of credit, bank guarantees and surety bonds disclosed above include $35.6 million for businesses that have been sold.

       In connection with the sale of businesses of the company, the buyers have assumed certain contractual obligations of such businesses and have agreed to indemnify the company with respect to those assumed liabilities. In the event a third-party to a transferred contract does not recognize the transfer of obligations or a buyer defaults on its obligations under the transferred contract, the company could be liable to the third-party for such obligations. However, in such event, the company would be entitled to seek indemnification from the buyer.

       The company has funding commitments totaling $3.4 million at December 31, 2012, related to investments it owns.

       In 2012, the company entered into an off-balance sheet build-to-suit financing arrangement with a financial institution to fund construction of an operating facility in the U.S. Upon completion of construction in 2014, a five-year lease will commence with options to purchase the facility or renew the lease for up to three 5-year terms. The company has agreed with the lessor to comply with certain financial covenants consistent with its other debt arrangements (Note 9). and has guaranteed the facility's residual value at the end of the lease, up to a maximum of $58 million.

Indemnifications

       In conjunction with certain transactions, primarily divestitures, the company has agreed to indemnify the other parties with respect to certain liabilities related to the businesses that were sold or leased properties that were abandoned (e.g., retention of certain environmental, tax, employee and product liabilities). The scope and duration of such indemnity obligations vary from transaction to transaction. Where appropriate, an obligation for such indemnifications is recorded as a liability. Generally, a maximum obligation cannot be reasonably estimated. Other than obligations recorded as liabilities at the time of divestiture, historically the company has not made significant payments for these indemnifications.

       In connection with the company's efforts to reduce the number of facilities that it occupies, the company has vacated some of its leased facilities or sublet them to third parties. When the company sublets a facility to a third-party, it remains the primary obligor under the master lease agreement with the owner of the facility. As a result, if a third-party vacates the sublet facility, the company would be obligated to make lease or other payments under the master lease agreement. The company believes that the financial risk of default by sublessors is individually and in the aggregate not material to the company's financial position or results of operations.

       In connection with the sale of products in the ordinary course of business, the company often makes representations affirming, among other things, that its products do not infringe on the intellectual property rights of others and agrees to indemnify customers against third-party claims for such infringement. The company has not been required to make material payments under such provisions.

Litigation and Related Contingencies

       There are various lawsuits and claims pending against the company involving product liability, contract, commercial and other issues. In view of the company's financial condition and the accruals established for these matters, management does not believe that the ultimate liability, if any, related to these matters will have a material adverse effect on the company's financial condition, results of operations or cash flows.

       The company establishes a liability that is an estimate of amounts needed to pay damages in the future for events that have already occurred. The accrued liabilities are based on management's judgment as to the probability of losses for asserted and unasserted claims and, where applicable, actuarially determined estimates. The reserve estimates are adjusted as additional information becomes known or payments are made.

       The company accrues the most likely amount or at least the minimum of the range of probable loss when a range of probable loss can be estimated. The range of probable loss for product liability, workers compensation and other personal injury matters of the company's continuing operations at December 31, 2012, was approximately $215 million to $311 million on an undiscounted basis. The portion of these liabilities assumed in the 2006 merger with Fisher was recorded at its fair (present) value at the date of merger. The company's reserve for these matters in total, including the discounted liabilities, was $166 million at December 31, 2012 (or $216 million undiscounted). The reserve includes estimated defense costs and is gross of estimated amounts due from insurers of $91 million at December 31, 2012 (or $122 million undiscounted). The portion of these insurance assets assumed in the merger with Fisher was also recorded at its fair value at the date of merger. In addition to the above reserves, as of December 31, 2012, the company had product liability reserves of $9 million (undiscounted) relating to divested businesses.

       The assets and liabilities assumed at the acquisition date were ascribed a fair value based on the present value of expected future cash flows, using a discount rate equivalent to the risk free rate of interest for monetary assets with comparable maturities (weighted average discount rate of 4.67%). The discount on the liabilities of approximately $50 million and the discount on the assets of approximately $31 million (net discount $19 million) are being accreted to interest expense over the expected settlement period.

       Although the company believes that the amounts reserved and estimated recoveries are probable and appropriate based on available information, including actuarial studies of loss estimates, the process of estimating losses and insurance recoveries involves a considerable degree of judgment by management and the ultimate amounts could vary materially. Insurance contracts do not relieve the company of its primary obligation with respect to any losses incurred. The collectability of amounts due from its insurers is subject to the solvency and willingness of the insurer to pay, as well as the legal sufficiency of the insurance claims. Management monitors the financial condition and ratings of its insurers on an ongoing basis.

       The company is currently involved in various stages of investigation and remediation related to environmental matters. The company cannot predict all potential costs related to environmental remediation matters and the possible impact on future operations given the uncertainties regarding the extent of the required cleanup, the complexity and interpretation of applicable laws and regulations, the varying costs of alternative cleanup methods and the extent of the company's responsibility. Expenses for environmental remediation matters related to the costs of permit requirements and installing, operating and maintaining groundwater-treatment systems and other remedial activities related to historical environmental contamination at the company's domestic and international facilities were not material in any period presented. The company records accruals for environmental remediation liabilities, based on current interpretations of environmental laws and regulations, when it is probable that a liability has been incurred and the amount of such liability can be reasonably estimated. The company calculates estimates based upon several factors, including reports prepared by environmental specialists and management's knowledge of and experience with these environmental matters. The company includes in these estimates potential costs for investigation, remediation and operation and maintenance of cleanup sites.

       Having assumed environmental liabilities in the merger with Fisher, the company was required to discount the estimate of loss to fair (present) value. This fair value was ascribed by using a discount rate of 4.73%, which was the risk free interest rate for monetary assets with maturities comparable to that of the environmental liability. The remaining discount of $6 million is being accreted by charges to interest expense over the estimated maturity period of 30 years. At December 31, 2012 and 2011, the company's total environmental liability was approximately $23 million and $22 million, respectively.

       Management believes that its reserves for environmental matters are adequate for the remediation costs the company expects to incur. As a result, the company believes that the ultimate liability with respect to environmental remediation matters will not have a material adverse effect on the company's financial position, results of operations or cash flows. However, the company may be subject to additional remedial or compliance costs due to future events, such as changes in existing laws and regulations, changes in agency direction or enforcement policies, developments in remediation technologies or changes in the conduct of the company's operations, which could have a material adverse effect on the company's financial position, results of operations or cash flows. Although these environmental remediation liabilities do not include third-party recoveries, the company may be able to bring indemnification claims against third parties for liabilities relating to certain sites.

Comprehensive Income and Shareholders Equity	12 Months Ended
Dec. 31, 2012
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Comprehensive Income and Shareholders Equity [Text Block]

Note 11.       Comprehensive Income and Shareholders' Equity

Comprehensive Income

       Comprehensive income combines net income and other comprehensive items. Other comprehensive items represent certain amounts that are reported as components of shareholders' equity in the accompanying balance sheet.

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

	December 31,	December 31,
(In millions)	2012	2011

Cumulative Translation Adjustment	$87.4	$(206.3)
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.7	7.0
Net Unrealized Losses on Hedging Instruments, Net of Tax	(32.9)	(36.2)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(212.6)	(164.0)

	$(150.4)	$(399.5)

       The gains and losses on available-for-sale investments reclassified from accumulated other comprehensive items to net income were nominal in 2012, 2011 and 2010.

       The unrealized losses on hedging instruments relate to the company's 5% Senior Notes due 2015 and 3.60% Senior Notes due 2021 (see Note 9). The losses are being amortized as an increase in interest expense over the term of the related debt. The after-tax charges recognized in net income were $3.3 million, $1.3 million and $0.2 million, respectively, in 2012, 2011 and 2010.

       The after-tax pension and other postretirement benefit liability adjustments recognized in net income in 2012, 2011 and 2010 were $4.4 million, $1.9 million and $1.2 million, respectively.

Shareholders' Equity

       At December 31, 2012, the company had reserved 31,713,756 unissued shares of its common stock for possible issuance under stock-based compensation plans and for possible conversion of the company's convertible debentures.

       The company has 50,000 shares of authorized but unissued $100 par value preferred stock.

       The company has distributed rights under a shareholder rights plan adopted by the company's Board of Directors to holders of outstanding shares of the company's common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock.

       In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company's assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock.

       At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Fair Value Measurements and Fair Value of Financial Instruments [Text Block]

Note 12.       Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

       The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2012. The company's financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds, mutual funds holding publicly traded securities, derivative contracts used to hedge the company's currency and interest rate risks and other investments in unit trusts and insurance contracts held as assets to satisfy outstanding retirement liabilities.

       The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

       Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

       Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

       Level 3: Inputs are unobservable data points that are not corroborated by market data.

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

       Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

       The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2012, 2011 and 2010.

       The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The fair value of derivative contracts is the estimated amount that the company would receive/pay upon liquidation of the contracts, taking into account the change in currency exchange rates. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value of contingent consideration are recorded in selling, general and administrative expense. The following tables provide a rollforward of the fair value, as determined by Level 3 inputs, of the auction rate securities and contingent consideration.

(In millions)	2012	2011

Auction Rate Securities
Beginning Balance	$4.3	$4.6
Sale of securities	—	(0.6)
Total unrealized gains included in other comprehensive income	—	0.3

Ending Balance	$4.3	$4.3

       The company has the ability and intent to hold the auction rate securities to maturity unless they are redeemed earlier by the issuer.

(In millions)	2012	2011

Contingent Consideration
Beginning Balance	$1.7	$28.7
Additions	19.9	1.4
Payments	(1.0)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	—	0.1

Ending Balance	$20.1	$1.7

       The notional amounts of derivative contracts outstanding, consisting of foreign currency exchange contracts, totaled $719 million and $449 million at December 31, 2012 and December 31, 2011, respectively.

       The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2012	2011	2012	2011

Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (a)	$1.6	$0.9	$0.8	$1.2

(a)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

	Gain (Loss) Recognized
(In millions)	2012	2011

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$—	$16.5
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts
Included in cost of revenues	3.0	—
Included in other expense, net	(10.4)	47.2

       Gains and losses recognized on interest rate swap and foreign currency exchange contracts are included in the consolidated statement of income together with the corresponding, offsetting losses and gains on the underlying hedged transactions except for the exchange rate hedges entered in anticipation of completing the 2011 acquisition of Phadia (discussed below). The gains on these contracts had no underlying offset in the company's income statement.

       On May 19, 2011, in connection with the planned acquisition of Phadia, the company entered into several foreign currency forward contracts to partly mitigate the currency exchange risk associated with the payment of the euro-denominated purchase price and the repayment of multi-currency debt on the Phadia books. The currencies purchased included the euro, Swedish krona and Japanese yen, with the aggregate notional amount totaling $2.34 billion. These currency forward contracts were not able to be designated as hedging instruments and therefore the change in the derivative fair value was marked to market through income/expense, resulting in a $28 million gain included in other expense, net, during 2011.

Fair Value of Other Financial Instruments

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

Note 13.       Supplemental Cash Flow Information

(In millions)	2012	2011	2010

Cash Paid (Refunded) For:
Interest	$230.0	$120.6	$82.5

Income Taxes - Continuing Operations	$331.1	$352.9	$339.0

Income Taxes - Discontinued Operations	$(44.0)	$149.1	$31.4

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$1,171.7	$7,043.0	$805.0
Cash paid for acquired businesses and product lines	(1,079.0)	(5,898.8)	(651.5)

Liabilities assumed of acquired businesses and product lines	$92.7	$1,144.2	$153.5

Declared but unpaid dividends	$54.7	$—	$—

Issuance of restricted stock	$—	$—	$1.4

Issuance of stock upon vesting of restricted stock units	$29.3	$22.7	$16.3

Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2012
Restructuring And Other Costs, Net Disclosure
Restructuring and Other Costs, Net [Text Block]

Note 14.       Restructuring and Other Costs, Net

       Restructuring and other costs in 2012 primarily included continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the closure and consolidation of operations within several facilities in the U.S., Europe and Asia.

       Restructuring and other costs in 2011 primarily included cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition as well as continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the following: the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries; the consolidation of facilities in the U.S.; and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers.

       Restructuring and other costs in 2010 primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the consolidation of manufacturing and research and development operations at a site in Germany with an existing site in the U.S. and the consolidation of production operations at a plant in Iowa with plants in Ohio and North Carolina.

       As of February 27, 2013, the company has identified restructuring actions that will result in additional charges of approximately $80 million, primarily in the first half of 2013.

2012

       During 2012, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.4	$52.8	$1.4	$—	$55.6
Selling, General and Administrative Expenses	(0.1)	13.7	(0.9)	(0.2)	12.5
Restructuring and Other Costs, Net	42.3	15.0	23.8	1.0	82.1

	$43.6	$81.5	$24.3	$0.8	$150.2

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       In 2012, the Analytical Technologies segment recorded $43.6 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $1.4 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $0.1 million as a reduction of selling, general and administrative expenses; and $42.3 million of other restructuring costs, net, $33.8 million of which were cash costs. The cash costs, which were associated with headcount reductions and facility consolidations including the consolidation and closure of several facilities in the U.S. and Europe, consisted of $21.7 million of severance for approximately 590 employees; $9.5 million of abandoned facility costs; and $2.6 million of other cash costs, primarily for retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $8.5 million of non-cash expense, net, primarily for real estate writedowns related to facility consolidations.

Specialty Diagnostics

       In 2012, the Specialty Diagnostics segment recorded $81.5 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $52.8 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $13.7 million for transaction costs related to the One Lambda acquisition; and $15.0 million of other restructuring costs, $14.3 million of which were cash costs associated with headcount reductions and facility consolidations to streamline operations. The cash costs consisted of $11.3 million of severance for approximately 240 employees; $0.6 million of abandoned facility costs; and $2.4 million of other cash costs. The non-cash charges of $0.7 million consisted of writedowns to estimated disposal value of real estate held for sale.

Laboratory Products and Services

       In 2012, the Laboratory Products and Services segment recorded $24.3 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $1.4 million primarily for the sale of inventories revalued at the date of acquisition and, to a lesser extent, accelerated depreciation at facilities closing due to real estate consolidation; $0.9 million, net, as a reduction of selling, general and administrative expenses for revisions of estimated contingent consideration; and $23.8 million of other restructuring costs, $17.5 million of which were cash costs. The cash costs, which consisted of headcount reductions and facility consolidations to streamline operations, included $10.9 million of severance for approximately 290 employees; $3.2 million of abandoned facility costs; and $3.4 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $6.3 million of non-cash costs, net, primarily related to impairment of intangible assets of a business unit and fixed asset writedowns associated with facility consolidations, partially offset by a $5.9 million gain on a pre-acquisition litigation-related matter.

Corporate

       The company recorded $1.0 million of cash costs primarily for severance at its corporate operations, offset in part by a reduction of selling, general and administrative expenses of $0.2 million, net, associated with product liability litigation.

2011

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       In 2011, the Analytical Technologies segment recorded $119.3 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $30.5 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $34.5 million primarily for transaction costs related to the Dionex acquisition; and $54.3 million of other restructuring costs, net, $48.9 million of which were cash costs. These costs included $21.2 million of cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition. The segment also recorded continuing cash costs associated with headcount reductions and facility consolidations to streamline operations, which consisted of $19.3 million of severance for approximately 460 employees; $7.0 million of abandoned facility costs; and $1.4 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $5.4 million of non-cash charges, net, primarily for the impairment of intangible assets associated with a small business unit.

Specialty Diagnostics

       In 2011, the Specialty Diagnostics segment recorded $71.4 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $39.0 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $24.0 million primarily for transaction costs related to the Phadia acquisition; and $8.4 million of other restructuring costs, including cash costs of $8.0 million associated with headcount reductions and facility consolidations to streamline operations, including the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries. The cash costs consisted of $6.7 million of severance for approximately 80 employees; $0.7 million of abandoned facility costs; and $0.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The non-cash charges, net, of $0.4 million consisted of $1.2 million of writedowns to estimated disposal value of real estate held for sale, partially offset by $0.8 million of income from termination of a post-retirement benefit plan.

Laboratory Products and Services

       In 2011, the Laboratory Products and Services segment recorded $34.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $3.1 million for accelerated depreciation at facilities closing due to real estate consolidation and sale of inventories revalued at the date of acquisition and $31.7 million of other restructuring costs, net, $22.0 million of which were cash costs. The cash costs were associated with the consolidation of facilities in the U.S. and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers, as well as other headcount reductions and facility consolidations. The cash costs included $15.6 million of severance for approximately 750 employees; $4.2 million of abandoned facility costs; and $2.2 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $9.7 million of non-cash costs primarily related to impairment of intangible assets associated with two small business units and, to a lesser extent, a loss on sale of a heating equipment business.

Corporate

       The company recorded $5.1 million in restructuring and other charges at its corporate operations in 2011, including a charge to selling, general and administrative expense of $3.0 million associated with product liability litigation and $2.1 million of cash costs for severance.

2010

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $51.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $7.9 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $14.9 million for transaction costs primarily related to the Dionex acquisition and, to a lesser extent, revisions of estimated contingent consideration, principally related to the acquisition of Ahura; and $28.9 million of other costs, net. These other costs consisted of $12.6 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $8.4 million of severance for approximately 125 employees primarily in manufacturing and sales and service functions; $2.3 million of abandoned facility costs; and $1.9 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $16.3 million of other charges, net, primarily due to impairment of intangible assets associated with several small business units.

Specialty Diagnostics

       The Specialty Diagnostics segment recorded $10.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $3.3 million primarily for the sale of inventories revalued at the date of acquisition; $0.8 million of income for adjustments to transaction costs related to the B.R.A.H.M.S. acquisition and revisions of estimated contingent consideration; and $8.2 million of other costs, net. These other costs consisted of $6.8 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $4.9 million of severance for approximately 45 employees primarily in manufacturing and sales and service functions; $0.9 million of abandoned facility costs; and $1.0 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded non-cash costs of $1.4 million primarily due to impairment of intangible assets associated with a small business unit.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $24.5 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $2.0 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $13.6 million in cash costs described below; and $9.1 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $4.7 million of severance for approximately 75 employees primarily in manufacturing, administrative, and sales and service functions; $3.8 million of abandoned facility costs; and $5.1 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $9.1 million were related to a provision for loss on a patent infringement claim that arose at a business unit prior to its acquisition by the company and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

       The company recorded $10.5 million, net, of income including $10.9 million as a reduction of selling, general and administrative expenses at its corporate office in 2010, the majority of which was a gain on settlement with product liability insurers.

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2011 Restructuring Plans
Balance At December 31, 2009	$22.2	$6.6	$2.1	$30.9
Costs incurred in 2010 (c)	20.5	7.8	8.6	36.9
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(29.2)	(8.0)	(10.0)	(47.2)
Currency translation	(1.0)	0.1	(0.2)	(1.1)

Balance At December 31, 2010	10.2	5.7	0.1	16.0
Costs incurred in 2011 (d)	2.9	2.2	0.7	5.8
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(9.0)	(4.2)	(0.6)	(13.8)
Currency translation	0.1	(0.1)	—	—

Balance At December 31, 2011	3.7	3.6	0.1	7.4
Costs incurred in 2012 (e)	1.7	4.3	0.3	6.3
Reserves reversed (b)	(0.3)	—	—	(0.3)
Payments	(3.2)	(3.6)	(0.4)	(7.2)
Currency translation	(0.1)	—	—	(0.1)

Balance At December 31, 2012	$1.8	$4.3	$—	$6.1

2011 Restructuring Plans
Costs incurred in 2011 (d)	$41.3	$9.7	$24.8	$75.8
Payments	(26.7)	(6.2)	(22.3)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	14.1	3.6	2.5	20.2
Costs incurred in 2012 (e)	0.8	2.6	1.9	5.3
Reserves reversed (b)	(1.3)	—	(0.6)	(1.9)
Payments	(10.8)	(4.6)	(3.4)	(18.8)
Currency translation	(0.4)	—	—	(0.4)

Balance At December 31, 2012	$2.4	$1.6	$0.4	$4.4

2012 Restructuring Plans
Costs incurred in 2012 (e)	$43.8	$6.4	$7.0	$57.2
Payments	(28.8)	(4.1)	(4.6)	(37.5)
Currency translation	0.8	0.1	—	0.9

Balance At December 31, 2012	$15.8	$2.4	$2.4	$20.6

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(d)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2013; and abandoned-facility payments, over lease terms expiring through 2018.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations, Disclosure [Text Block]

Note 15.       Discontinued Operations

       On June 22, 2012, in an effort to exit a non-core business, the company's senior management made a decision to pursue a sale of its laboratory workstations business, part of the Laboratory Products and Services segment. The company completed the sale in October 2012 for nominal proceeds. The results of the laboratory workstations business have been classified and presented as discontinued operations in the accompanying financial statements. Prior period results have been adjusted to conform to this presentation. A product line with annual revenues of approximately $4 million that was reported within the laboratory workstations business in 2011 was retained and is now reported in the Specialty Diagnostics segment.

       In 2012, the company recorded an after-tax loss of $63 million on the divestiture. In addition, the company recorded an after-tax gain of $2 million upon receipt of additional proceeds from a prior divestiture.

       Operating results of the laboratory workstations business were as follows:

(In millions)	2012	2011	2010

Revenues	$147.1	$179.6	$185.8
Pre-tax (Loss) Income	(30.0)	(6.2)	18.0

       On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business for $740 million in cash and its Lancaster Laboratories business for $180 million in cash and escrowed proceeds of $20 million, substantially all of which was received in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share in the second quarter of 2011. The results of both businesses have been included in the accompanying financial statements as discontinued operations. Operating results of these businesses were as follows:

(In millions)	2011	2010

Revenues	$54.3	$226.2
Pre-tax Income	9.1	58.9

Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Information [Abstract]
Quarterly Financial Information [Text Block]

Note 16.       Unaudited Quarterly Information

	2012
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,056.8	$3,108.1	$3,085.7	$3,259.3
Gross Profit	1,289.7	1,321.3	1,298.4	1,386.1
Income from Continuing Operations	280.8	292.4	299.4	385.8
Net Income	277.3	233.8	290.4	376.4
Earnings per Share from Continuing Operations:
Basic	.76	.80	.83	1.08
Diluted	.76	.79	.82	1.07
Earnings per Share:
Basic	.76	.64	.80	1.05
Diluted	.75	.63	.79	1.04
Cash Dividend Declared per Common Share	.13	.13	.13	.15

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $31.1 million and after-tax loss of $3.5 million related to the company's discontinued operations.

(b)       Costs of $38.9 million and after-tax loss of $58.6 million related to the company's discontinued operations.

(c)       Costs of $37.3 million and after-tax loss of $9.0 million related to the company's discontinued operations.

(d)       Costs of $42.9 million and after-tax loss of $9.4 million related to the company's discontinued operations.

	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2012	$65.8	$0.7	$0.3	$(4.6)	$(6.7)	$55.5

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

Year Ended December 31, 2010	$46.2	$2.1	$0.3	$(10.1)	$0.7	$39.2

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2012		$27.6	$66.6	$(63.5)	$0.4	$31.1

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6

Year Ended December 31, 2010		$30.9	$33.4	$(47.2)	$(1.1)	$16.0

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million, $15 million and $27 million, respectively, of non-cash expense, net, in 2012 and 2011 and 2010, as described in Note 14.
  Represents the effects of currency translation.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]

Principles of Consolidation

       The accompanying financial statements include the accounts of the company and its wholly and majority-owned subsidiaries. All material intercompany accounts and transactions have been eliminated. The company accounts for investments in businesses in which it owns between 20% and 50% using the equity method.

Revenue Recognition [Policy Text Block]

       Revenue is recognized after all significant obligations have been met, collectability is probable and title has passed, which typically occurs upon shipment or delivery or completion of services. If customer-specific acceptance criteria exist, the company recognizes revenue after demonstrating adherence to the acceptance criteria. The company recognizes revenue and related costs for arrangements with multiple deliverables, such as equipment and installation, as each element is delivered or completed based upon its relative fair value. When a portion of the customer's payment is not due until installation or other deliverable occurs, the company defers that portion of the revenue until completion of installation or transfer of the deliverable. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

       Service revenues represent the company's service offerings including clinical trial logistics, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

       The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2012 balance sheet will be recognized within one year.

Revenue Recognition, Software [Policy Text Block]

       The company recognizes revenue from the sale of software. License fee revenues relate primarily to sales of perpetual licenses to end-users and are recognized when a formal agreement exists, the license fee is fixed and determinable, delivery of the software has occurred and collection is probable. Software arrangements with customers often include multiple elements, including software products, maintenance and support. The company recognizes software license fees based on the residual method after all elements have either been delivered or vendor specific objective evidence (VSOE) of fair value exists for such undelivered elements. In the event VSOE is not available for any undelivered element, revenue for all elements is deferred until delivery is completed. Revenues from software maintenance and support contracts are recognized on a straight-line basis over the term of the contract, which is generally a period of one year. VSOE of fair value of software maintenance and support is determined based on the price charged for the maintenance and support when sold separately. Revenues from training and consulting services are recognized as services are performed, based on VSOE, which is determined by reference to the price customers pay when the services are sold separately.

Revenue Recognition, Service Revenue [Policy Text Block]

       Service revenues represent the company's service offerings including clinical trial logistics, asset management, diagnostic testing, training, service contracts, and field service including related time and materials. Service revenues are recognized as the service is performed. Revenues for service contracts are recognized ratably over the contract period.

Accounts Receivables [Policy Text Block]

       Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. The allowance for doubtful accounts is the company's best estimate of the amount of probable credit losses in existing accounts receivable. The company determines the allowance based on the age of the receivable, the creditworthiness of the customer and any other information that is relevant to the judgment. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered. The company does not have any off-balance-sheet credit exposure related to customers.

Shipping and Handling Charges [Policy Text Block]	The company records shipping and handling charges billed to customers in net sales and records shipping and handling costs in cost of product revenues for all periods presented.
Revenue Recognition, Deferred Revenue [Policy Text Block]

       Deferred revenue in the accompanying balance sheet consists primarily of unearned revenue on service contracts, which is recognized ratably over the terms of the contracts. Substantially all of the deferred revenue in the accompanying 2012 balance sheet will be recognized within one year.

Warranty Obligations [Policy Text Block]

Warranty Obligations

       The company provides for the estimated cost of standard product warranties, primarily from historical information, in cost of product revenues at the time product revenue is recognized. While the company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its component supplies, the company's warranty obligation is affected by product failure rates, utilization levels, material usage, service delivery costs incurred in correcting a product failure and supplier warranties on parts delivered to the company. Should actual product failure rates, utilization levels, material usage, service delivery costs or supplier warranties on parts differ from the company's estimates, revisions to the estimated warranty liability would be required. The liability for warranties is included in other accrued expenses in the accompanying balance sheet.

Research and Development [Policy Text Block]

Research and Development

       The company conducts research and development activities to increase its depth of capabilities in technologies, software and services. Research and development costs include salaries and benefits, consultants, facilities related costs, material costs, depreciation and travel. Research and development costs are expensed as incurred.

Income Taxes [Policy Text Block]

Income Taxes

       The company recognizes deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the year in which the differences are expected to be reflected in the tax return.

       The financial statements reflect expected future tax consequences of uncertain tax positions that the company has taken or expects to take on a tax return presuming the taxing authorities' full knowledge of the positions and all relevant facts, but without discounting for the time value of money (Note 7).

Earnings Per Share [Policy Text Block]

Earnings per Share

       Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Except where the result would be antidilutive to income from continuing operations, diluted earnings per share has been computed using the treasury stock method for the convertible obligations and the exercise of stock options, as well as their related income tax effects (Note 8).

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

       Cash equivalents consists principally of money market funds, commercial paper and other marketable securities purchased with an original maturity of three months or less. These investments are carried at cost, which approximates market value.

Investments [Policy Text Block]

Investments

       The company's marketable equity and debt securities that are part of its cash management activities are considered short-term investments in the accompanying balance sheet. Such securities principally represent available-for-sale investments. In addition, the company owns marketable equity securities that represent less than 20% ownership and for which the company does not have the ability to exert significant influence. Such investments are also considered available-for-sale. All available-for-sale securities are carried at fair market value, with the difference between cost and fair market value, net of related tax effects, recorded in the “accumulated other comprehensive items” component of shareholders' equity (Notes 11 and 12). Decreases in fair market values of individual securities below cost for a duration of six to nine months are deemed indicative of other than temporary impairment, and the company assesses the need to write down the carrying amount of the investments to fair market value through other expense, net, in the accompanying statement of income. Should a decrease in the fair market value of debt securities be deemed attributable to non-credit loss conditions, however, no impairment is recorded in the statement of income if the company has the ability and intent to hold the investment to maturity.

       Other investments for which there are not readily determinable market values are accounted for under the cost method of accounting. The company periodically evaluates the carrying value of its investments accounted for under the cost method of accounting, which provides that they are recorded at the lower of cost or estimated net realizable value.

Inventories [Policy Text Block]

Inventories

       Inventories are valued at the lower of cost or market, cost being determined principally by the first-in, first-out (FIFO) method with certain of the company's businesses utilizing the last-in, first-out (LIFO) method. The company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product or product line. In addition, the company has certain inventory that is subject to fluctuating market pricing. The company assesses the carrying value of this inventory based on a lower of cost or market analysis. The company records a charge to cost of sales for the amount required to reduce the carrying value of inventory to net realizable value. Costs associated with the procurement of inventories, such as inbound freight charges, purchasing and receiving costs, and internal transfer costs, are included in cost of revenues in the accompanying statement of income.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

       Property, plant and equipment are recorded at cost. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the property as follows: buildings and improvements, 25 to 40 years; machinery and equipment (including software), 3 to 10 years; and leasehold improvements, the shorter of the term of the lease or the life of the asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and the resulting gain or loss is reflected in the accompanying statement of income

Acquisition-related Intangible Assets [Policy Text Block]

Acquisition-related Intangible Assets

       Acquisition-related intangible assets include the costs of acquired customer relationships, product technology, patents, tradenames and other specifically identifiable intangible assets, and are being amortized using the straight-line method over their estimated useful lives, which range from 3 to 20 years. In addition, the company has tradenames and in-process research and development that have indefinite lives and which are not amortized. The company reviews other intangible assets for impairment when indication of potential impairment exists, such as a significant reduction in cash flows associated with the assets. Intangible assets with indefinite lives are reviewed for impairment annually or whenever events or changes in circumstances indicate they may be impaired.

Joint Ventures [Policy Text Block]

       The company owns 49% - 50% interests in two joint ventures and records its pro rata share of the joint ventures' results in other expense, net, in the accompanying statement of income, using the equity method of accounting. The joint ventures were formed to combine the company's capabilities with those of businesses contributed by the respective joint venture partners in the fields of integrated response technology services and disposable laboratory glass products. The results of the joint ventures were not material for any period presented

Goodwill [Policy Text Block]

Goodwill

       The company assesses the realizability of goodwill annually and whenever events or changes in circumstances indicate it may be impaired. Such events or circumstances generally include the occurrence of operating losses or a significant decline in earnings associated with one or more of the company's reporting units. The company estimates the fair value of its reporting units by using forecasts of discounted future cash flows and peer market multiples. When an impairment is indicated, any excess of carrying value over the implied fair value of goodwill is recorded as an operating loss. The company completed annual tests for impairment at November 2, 2012 and November 4, 2011, and determined that goodwill was not impaired.

Asset Retirement Obligations [Policy Text Block]

Asset Retirement Obligations

       The company reviews legal obligations associated with the retirement of long-lived assets that result from contractual obligations or the acquisition, construction, development and/or normal use of the assets. If it is determined that a legal obligation exists, regardless of whether the obligation is conditional on a future event, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease as interest expense

Loss Contingencies [Policy Text Block]

Loss Contingencies

       Accruals are recorded for various contingencies, including legal proceedings, environmental, workers' compensation, product, general and auto liabilities, self-insurance and other claims that arise in the normal course of business. The accruals are based on management's judgment, historical claims experience, the probability of losses and, where applicable, the consideration of opinions of internal and/or external legal counsel and actuarial estimates. Additionally, the company records receivables from third-party insurers up to the amount of the loss when recovery has been determined to be probable. Liabilities acquired in acquisitions have been recorded at their fair value and, as such, were discounted to their present value at the dates of acquisition.

Advertising [Policy Text Block]

Advertising

       The company records advertising costs as expenses as incurred, except for certain direct-response advertising, which is capitalized and amortized on a straight-line basis over its expected period of future benefit, generally one to three years.

Currency Translation [Policy Text Block]

Currency Translation

       All assets and liabilities of the company's non-U.S. subsidiaries are translated at year-end exchange rates, and revenues and expenses are translated at average exchange rates for the year. Resulting translation adjustments are reflected in the “accumulated other comprehensive items” component of shareholders' equity.

Derivative Contracts [Policy Text Block]

Derivative Contracts

       The company is exposed to certain risks relating to its ongoing business operations including changes to interest rates, currency exchange rates and commodity prices. The company uses derivative instruments primarily to manage currency exchange and interest rate risks. The company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Derivatives that are not designated as hedges are recorded at fair value through earnings.

       The company uses short-term forward and option currency-exchange contracts primarily to hedge certain balance sheet and operational exposures resulting from changes in currency exchange rates, predominantly intercompany loans and cash balances that are denominated in currencies other than the functional currencies of the respective operations. These contracts principally hedge transactions denominated in euro, British pounds sterling, Chinese yuan, Japanese yen, Swedish krona and Australian dollars. The company does not hold or engage in transactions involving derivative instruments for purposes other than risk management. As of December 31, 2012, the company had no outstanding foreign exchange contracts that were hedging anticipated purchases or sales.

Cash flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. As of December 31, 2012 and 2011, the company had no outstanding derivative contracts that were accounted for as cash flow hedges.

Fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in earnings. During 2010 and 2011, in connection with new debt issuances, the company entered into interest rate swap arrangements. The company includes the gain or loss on the hedged items (fixed-rate debt) in the same line item (interest expense) as the offsetting loss or gain on the related interest rate swaps. All of the company's interest rate swap arrangements were terminated in 2011

Use of Estimates [Policy Text Block]

Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in estimating future cash flows to assess potential impairment of assets, and in determining the ultimate loss from selling discontinued operations and abandoning leases at facilities being exited (Note 14). Actual results could differ from those estimates.

Acquisitions and Dispositions (Policies)	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions Disclosure
Business Combinations Policy [Policy Text Block]

       The company's acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value and, for acquisitions completed within the past year, are subject to adjustment upon finalization of the valuation process. The company is not aware of any information that indicates the final valuations will differ materially from preliminary estimates.

Stockbased Compensation Expense (Policies)	12 Months Ended
Dec. 31, 2012
Stock-based Compensation Expense Disclosure [Abstract]
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

       The company has stock-based compensation plans for its key employees, directors and others. These plans permit the grant of a variety of stock and stock-based awards, including restricted stock units, stock options or performance-based shares, as determined by the compensation committee of the company's Board of Directors or for certain non-officer grants, by the company's employee equity committee, which consists of its chief executive officer. Options granted under these plans generally vest over 3-5 years with terms of 7-10 years, assuming continued employment with certain exceptions. The company's practice is to grant options at fair market value. The company generally issues new shares of its common stock to satisfy option exercises. Grants of stock options and restricted stock on or after November 9, 2006, provide that in the event of both a change in control of the company and a qualifying termination of an option holder's employment, all options and service-based restricted stock awards held by the recipient become immediately vested (unless an employment or other agreement with the employee provides for different treatment).

       Compensation cost is based on the grant-date fair value and is recognized ratably over the requisite vesting period or to the date based on qualifying retirement eligibility, if earlier.

       The company has elected to recognize any excess income tax benefits from stock option exercises in capital in excess of par value only if an incremental income tax benefit would be realized after considering all other tax attributes presently available to the company. The company measures the tax benefit associated with excess tax deductions related to stock-based compensation expense by multiplying the excess tax deductions by the statutory tax rates. The company uses the incremental tax benefit approach for utilization of tax attributes. Tax benefits recognized in capital in excess of par value on the accompanying balance sheet were $18.7 million, $14.6 million and $10.9 million, respectively, in 2012, 2011 and 2010.

Stock Options

       The fair value of most option grants is estimated using the Black-Scholes option pricing model. For option grants that require the achievement of both service and market conditions, a lattice model is used to estimate fair value. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the historical volatility of the company's stock. Historical data on exercise patterns is the basis for estimating the expected life of an option. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The expected annual dividend rate was calculated by dividing the company's annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date. The compensation expense recognized for all stock-based awards is net of estimated forfeitures. Forfeitures are estimated based on an analysis of actual option forfeitures.

Restricted Share/Unit Awards

       The company awards to a number of key employees restricted company common stock or restricted units that convert into an equivalent number of shares of common stock. The awards generally vest in annual installments over three to four years, assuming continued employment, with some exceptions. Vesting of the awards is contingent upon meeting certain service conditions and may also be contingent upon meeting certain performance and/or market conditions. The fair market value of the award at the time of the grant is amortized to expense over the period of vesting. Recipients of restricted shares have the right to vote such shares and receive cash dividends, whereas recipients of restricted units have no voting rights but are entitled to receive dividend equivalents. The fair value of service- and performance-based restricted share/unit awards is determined based on the number of shares/units granted and the market value of the company's shares on the grant date. For awards with market-based vesting conditions, the company uses a lattice model to estimate the grant-date fair value of the award.

Pension and Other Postretirement Benefit Plans (Policies)	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Plans, Policy [Policy Text Block]

401(k) Savings Plan and Other Defined Contribution Plans

       The company's 401(k) savings and other defined contribution plans cover the majority of the company's eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company.

Defined Benefit Pension Plans

       Employees of a number of the company's non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are funded on a self-insured and insured-premium basis.

       The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial gains/losses and prior service costs/credits that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.

       When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost or credits.

       The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined.

       The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.

       The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.

       Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.

       The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management's expectations of future salary increases.

       Expected benefit payments are estimated using the same assumptions used in determining the company's benefit obligation at December 31, 2012. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments.

Domestic Pension Plan Assets

       The company's overall objective is to manage the assets in a liability framework by investing in a portfolio of both return-seeking and liability-hedging assets, primarily through the use of institutional collective funds, to achieve long-term growth and to insulate the funded position from interest rate volatility. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 2% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 29% to funds investing in U.S. equities, including a sub-allocation of approximately 6% to real estate-related equities, approximately 20% to funds investing in international equities and approximately 49% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.

Non-U.S. Pension Plan Assets

       The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. The investments are substantially limited to funds investing in global equities and fixed income securities with the target asset allocations ranging from approximately 50% - 60% for equities and 40% - 50% for fixed income securities. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Warranty Obligations [Table Text Block]

The changes in the carrying amount of warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2012	2011

Beginning Balance	$42.2	$41.7
Provision charged to income	66.2	54.4
Usage	(59.3)	(55.1)
Acquisitions	—	3.0
Adjustments to previously provided warranties, net	0.1	(1.2)
Other, net	(0.5)	(0.6)

Ending Balance	$48.7	$42.2

Inventories [Table Text Block]	The components of inventories are as follows:
	December 31,	December 31,
(In millions)	2012	2011

Raw Materials	$362.0	$335.2
Work in Process	149.7	129.3
Finished Goods	931.6	865.6

	$1,443.3	$1,330.1

Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2012	2011

Land	$216.6	$179.9
Buildings and Improvements	805.5	747.4
Machinery, Equipment and Leasehold Improvements	1,829.9	1,647.6

	2,852.0	2,574.9
Less: Accumulated Depreciation and Amortization	1,125.6	963.6

	$1,726.4	$1,611.3

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$7,047.0	$(2,617.6)	$4,429.4	$6,572.6	$(2,146.5)	$4,426.1
Product technology	2,512.9	(958.6)	1,554.3	2,268.5	(726.7)	1,541.8
Tradenames	807.8	(330.5)	477.3	763.0	(264.9)	498.1
Patents	19.7	(19.2)	0.5	19.5	(18.5)	1.0
Other	15.7	(13.3)	2.4	13.6	(12.7)	0.9

	10,403.1	(3,939.2)	6,463.9	9,637.2	(3,169.3)	6,467.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	13.7	—	13.7	21.1	—	21.1

	1,340.6	—	1,340.6	1,348.0	—	1,348.0

	$11,743.7	$(3,939.2)	$7,804.5	$10,985.2	$(3,169.3)	$7,815.9

Indefinite-lived Acquisition-related Intangible Assets [Table Text Block]

Acquisition-related intangible assets are as follows:

	December 31, 2012			December 31, 2011
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$7,047.0	$(2,617.6)	$4,429.4	$6,572.6	$(2,146.5)	$4,426.1
Product technology	2,512.9	(958.6)	1,554.3	2,268.5	(726.7)	1,541.8
Tradenames	807.8	(330.5)	477.3	763.0	(264.9)	498.1
Patents	19.7	(19.2)	0.5	19.5	(18.5)	1.0
Other	15.7	(13.3)	2.4	13.6	(12.7)	0.9

	10,403.1	(3,939.2)	6,463.9	9,637.2	(3,169.3)	6,467.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	13.7	—	13.7	21.1	—	21.1

	1,340.6	—	1,340.6	1,348.0	—	1,348.0

	$11,743.7	$(3,939.2)	$7,804.5	$10,985.2	$(3,169.3)	$7,815.9

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2013	$765.7
2014	742.2
2015	724.9
2016	687.0
2017	679.0
2018 and thereafter	2,865.1

$6,463.9

Goodwill [Table Text Block]

       The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2010	$1,786.4	$2,192.9	$5,001.6	$8,980.9
Acquisitions	1,316.9	1,828.8	18.4	3,164.1
Finalization of purchase price allocations for 2010 acquisitions	(4.4)	—	5.0	0.6
Sale of businesses	(0.1)	—	(9.9)	(10.0)
Currency translation	(7.7)	(150.1)	(1.9)	(159.7)
Other	(0.7)	(1.0)	(0.9)	(2.6)

Balance at December 31, 2011	3,090.4	3,870.6	5,012.3	11,973.3
Acquisitions	15.6	273.5	81.1	370.2
Finalization of purchase price allocations for 2011 acquisitions	(0.9)	(3.4)	—	(4.3)
Revision to goodwill allocable to discontinued operations	—	—	13.1	13.1
Currency translation	10.0	106.7	6.0	122.7
Other	16.7	(18.2)	1.0	(0.5)

Balance at December 31, 2012	$3,131.8	$4,229.2	$5,113.5	$12,474.5

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions Disclosure
Schedule of Purchase Price Allocation [Table Text Block]

       The components of the purchase price and net assets acquired for 2012 acquisitions are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$878.8	$174.8	$25.4	$1,079.0
Purchase price payable	7.3	—	—	7.3
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$897.9	$176.3	$30.7	$1,104.9

Net Assets Acquired
Current assets	$110.1	$21.9	$2.2	$134.2
Property, plant and equipment	30.3	11.6	0.1	42.0
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	273.5	81.1	15.6	370.2
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.4)	(24.8)	(4.3)	(65.5)

	$897.9	$176.3	$30.7	$1,104.9

       The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

Business Acquisition, Pro Forma Information [Table Text Block]

Unaudited Pro Forma Information

       The company acquired Dionex Corporation in May 2011, the Phadia group in August 2011 and One Lambda in September 2012. Had the acquisitions of Dionex and Phadia been completed as of the beginning of 2010, and the acquisition of One Lambda been completed as of the beginning of 2011, the company's pro forma results for 2012 and 2011 would have been as follows:

(In millions except per share amounts)	2012	2011

Revenues	$12,643.0	$12,292.1

Income from Continuing Operations	$1,338.5	$1,133.9

Net Income	$1,258.0	$1,440.3

Earnings per Share from Continuing Operations:
Basic	$3.68	$2.98
Diluted	$3.65	$2.95

Earnings per Share:
Basic	$3.46	$3.78
Diluted	$3.43	$3.74

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In millions)	2012	2011	2010

Revenues
Analytical Technologies	$4,017.9	$3,739.7	$3,137.1
Specialty Diagnostics	2,962.3	2,469.9	2,149.0
Laboratory Products and Services	6,053.7	5,831.2	5,539.8
Eliminations	(524.0)	(482.0)	(432.8)

Consolidated revenues	12,509.9	11,558.8	10,393.1

Segment Income
Analytical Technologies (a)	749.1	694.8	525.0
Specialty Diagnostics (a)	761.2	598.4	487.9
Laboratory Products and Services (a)	869.6	836.1	806.3

Subtotal reportable segments (a)	2,379.9	2,129.3	1,819.2

Cost of revenues charges	(55.6)	(72.6)	(13.2)
Selling, general and administrative charges, net	(12.5)	(61.5)	(3.0)
Restructuring and other costs, net	(82.1)	(96.5)	(60.2)
Amortization of acquisition-related intangible assets	(747.6)	(647.9)	(554.7)

Consolidated operating income	1,482.1	1,250.8	1,188.1
Other expense, net (b)	(212.7)	(118.0)	(100.4)

Income from continuing operations before income taxes	$1,269.4	$1,132.8	$1,087.7

Depreciation
Analytical Technologies	$64.0	$59.9	$53.9
Specialty Diagnostics	73.0	50.1	37.3
Laboratory Products and Services	99.1	101.7	93.8

Consolidated depreciation	$236.1	$211.7	$185.0

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2012	2011	2010

Total Assets
Analytical Technologies	$5,676.2	$6,085.0	$4,100.6
Specialty Diagnostics	9,841.0	8,319.6	4,575.9
Laboratory Products and Services	11,275.8	10,891.7	10,933.9
Corporate/Other (c)	651.6	1,537.4	1,739.0

Consolidated total assets	$27,444.6	$26,833.7	$21,349.4

Capital Expenditures
Analytical Technologies	$75.1	$69.5	$43.2
Specialty Diagnostics	97.6	63.2	51.0
Laboratory Products and Services	106.4	115.7	125.8
Corporate/Other	36.0	12.5	25.4

Consolidated capital expenditures	$315.1	$260.9	$245.4

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(In millions)	2012	2011	2010

Revenues
Analytical Technologies	$4,017.9	$3,739.7	$3,137.1
Specialty Diagnostics	2,962.3	2,469.9	2,149.0
Laboratory Products and Services	6,053.7	5,831.2	5,539.8
Eliminations	(524.0)	(482.0)	(432.8)

Consolidated revenues	12,509.9	11,558.8	10,393.1

Segment Income
Analytical Technologies (a)	749.1	694.8	525.0
Specialty Diagnostics (a)	761.2	598.4	487.9
Laboratory Products and Services (a)	869.6	836.1	806.3

Subtotal reportable segments (a)	2,379.9	2,129.3	1,819.2

Cost of revenues charges	(55.6)	(72.6)	(13.2)
Selling, general and administrative charges, net	(12.5)	(61.5)	(3.0)
Restructuring and other costs, net	(82.1)	(96.5)	(60.2)
Amortization of acquisition-related intangible assets	(747.6)	(647.9)	(554.7)

Consolidated operating income	1,482.1	1,250.8	1,188.1
Other expense, net (b)	(212.7)	(118.0)	(100.4)

Income from continuing operations before income taxes	$1,269.4	$1,132.8	$1,087.7

Depreciation
Analytical Technologies	$64.0	$59.9	$53.9
Specialty Diagnostics	73.0	50.1	37.3
Laboratory Products and Services	99.1	101.7	93.8

Consolidated depreciation	$236.1	$211.7	$185.0

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2012	2011	2010

Revenues (d)
United States	$6,424.4	$6,023.9	$5,806.8
China	735.8	559.6	405.3
Germany	681.5	698.3	592.9
United Kingdom	507.1	472.3	409.6
Other	4,161.1	3,804.7	3,178.5

	$12,509.9	$11,558.8	$10,393.1

Long-lived Assets (e)
United States	$862.4	$797.9	$708.5
United Kingdom	223.9	209.2	170.4
Germany	165.2	158.6	121.7
Other	474.9	445.6	319.3

	$1,726.4	$1,611.3	$1,319.9

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.

Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Expense, Net Disclosure
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
(In millions)	2012	2011	2010

Interest Income	$25.2	$26.8	$12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)

	$(212.7)	$(118.0)	$(100.4)

Stockbased Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based Compensation Expense Disclosure [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2012	2011	2010

Stock Option Awards	$39.3	$49.4	$48.6
Restricted Share/Unit Awards	38.9	30.6	33.0

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2012	2011	2010

Cost of Revenues	$5.4	$5.7	$5.8
Selling, General and Administrative Expenses	70.7	72.4	74.0
Research and Development Expenses	2.1	1.9	1.8

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2012	2011	2010

Expected Stock Price Volatility	34%	33%	32%
Risk Free Interest Rate	0.8%	1.7%	2.0%
Expected Life of Options (years)	4.5	4.1	4.1
Expected Annual Dividend	0.9%	0.0%	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

       A summary of option activity as of December 31, 2012 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2009	19.9	$39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00
Granted	2.9	57.17
Exercised	(6.4)	39.77
Canceled / Expired	(0.8)	52.55

Outstanding at December 31, 2012	15.3	49.07	4.2

Vested and Unvested Expected to Vest at
December 31, 2012	14.8	48.84	4.1	$220.6

Exercisable at December 31, 2012	8.0	44.58	3.0	$153.1

(a)       Market price per share on December 31, 2012 was $63.78. The intrinsic value is zero for options with exercise prices above the market price.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2009	19.9	$39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00
Granted	2.9	57.17
Exercised	(6.4)	39.77
Canceled / Expired	(0.8)	52.55

Outstanding at December 31, 2012	15.3	49.07	4.2

Vested and Unvested Expected to Vest at
December 31, 2012	14.8	48.84	4.1	$220.6

Exercisable at December 31, 2012	8.0	44.58	3.0	$153.1

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

       A summary of the status of the company's restricted shares/units as of December 31, 2012 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2009	1,671	$41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05
Granted	572	54.96
Vested	(504)	42.14
Forfeited	(104)	48.03

Unvested at December 31, 2011	1,748	48.96
Granted	1,014	57.12
Vested	(520)	44.25
Forfeited	(191)	51.92

Unvested at December 31, 2012	2,051	53.91

Pensions and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$452.2	$413.6	$709.2	$656.3
Business combinations	—	—	1.2	8.3
Service costs	—	—	11.8	13.7
Interest costs	19.8	21.3	30.7	32.1
Settlements and curtailments	—	—	(0.4)	(2.7)
Plan participants' contributions	—	—	3.4	3.5
Actuarial losses	25.8	37.9	79.7	26.0
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	20.2	(6.7)

Benefit Obligation at End of Year	$474.9	$452.2	$831.0	$709.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$344.3	$362.5	$524.2	$510.5
Business combinations	—	—	0.2	2.6
Actual return on plan assets	45.7	2.4	46.0	11.1
Employer contribution	—	—	21.4	23.5
Plan participants' contributions	—	—	3.4	3.5
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	18.0	(5.7)

Fair Value of Plan Assets at End of Year	$367.1	$344.3	$588.4	$524.2

Funded Status	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Accumulated Benefit Obligation	$474.9	$452.2	$788.7	$663.0

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.7	$0.8
Current liability	—	—	(4.4)	(4.1)
Non-current liability	(107.8)	(107.9)	(238.9)	(181.7)

Net amount recognized	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$177.4	$172.6	$142.8	$81.2
Prior service credits	—	—	(2.7)	(0.6)

Net amount recognized	$177.4	$172.6	$140.1	$80.6

The actuarial assumptions used to compute the funded status for the plans are based upon information available as of December 31, 2012 and 2011 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.00%	4.50%	3.65%	4.37%
Average rate of increase in employee compensation	4.00%	4.00%	2.94%	3.08%

The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.50%	5.25%	5.50%	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.17%	5.32%	5.59%

The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$13.9	$12.4	$38.9	$34.9
Service costs	—	—	0.7	0.6
Interest costs	0.6	0.6	1.8	1.9
Plan participants' contributions	—	—	1.3	1.4
Actuarial losses	1.1	1.4	1.6	3.2
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)
Currency translation and other	—	—	0.4	(0.4)

Benefit Obligation at End of Year	$15.1	$13.9	$42.0	$38.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.5	1.4	1.3
Plan participants' contributions	—	—	1.3	1.4
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Accumulated Benefit Obligation	$15.1	$13.9

Amounts Recognized in Balance Sheet
Current liability	$(0.6)	$(0.5)	$(2.0)	$(2.2)
Non-current liability	(14.5)	(13.4)	(40.0)	(36.7)

Net amount recognized	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss	$2.8	$1.8	$4.6	$3.1
Prior service credits	—	—	(0.5)	(0.6)

Net amount recognized	$2.8	$1.8	$4.1	$2.5

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.00%	4.50%	4.20%	4.88%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.14%	7.21%
Ultimate healthcare cost trend rate			5.47%	5.51%

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	4.50%	5.25%	5.50%	4.88%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

Net Actuarial Loss	$5.0	$6.4	$0.1	$0.3
Net Prior Service Credit	—	(0.4)	—	(0.1)

	$5.0	$6.0	$0.1	$0.2

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,162.0	$1,165.6
Fair value of plan assets	795.7	858.0

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,120.2	$987.9
Fair value of plan assets	793.1	717.8

       The net periodic pension benefit cost (income) includes the following components for 2012, 2011 and 2010:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$0.3	$11.8	$13.7	$11.4
Interest cost on benefit obligation	19.8	21.3	21.1	30.7	32.1	30.7
Expected return on plan assets	(28.1)	(29.4)	(29.9)	(27.3)	(27.8)	(24.9)
Amortization of actuarial net loss	3.5	1.5	0.7	3.3	1.6	1.3
Amortization of prior service benefit	—	—	—	(0.1)	—	—
Settlement/curtailment loss	—	—	—	—	—	0.1
Special termination benefit	—	—	—	0.5	0.9	0.5

Net periodic benefit cost (income)	$(4.8)	$(6.6)	$(7.8)	$18.9	$20.5	$19.1

       The net periodic SERP and other postretirement benefit cost includes the following components for 2012, 2011 and 2010:

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.7	$0.6	$0.4
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.9	1.8
Amortization of actuarial net loss (gain)	0.1	—	—	—	—	(0.2)
Amortization of prior service benefit	—	—	—	—	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	(0.1)	—

Net periodic benefit cost	$0.7	$0.6	$0.6	$2.4	$2.3	$1.9

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2013	$24.2	$25.5	$0.6	$2.0
2014	24.7	26.6	1.8	2.1
2015	25.2	27.7	1.6	2.0
2016	25.7	30.9	0.6	2.1
2017	25.8	31.4	3.7	2.0
2018-2022	135.9	183.1	4.3	10.1

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2012 would change the accumulated postretirement benefit obligation as of December 31, 2012 and the 2012 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement healthcare benefit obligation	5.7	(4.4)

       The fair values of the company's domestic plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Assets	$367.1	$—	$360.5	$6.6

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—

Total Assets	$344.3	$—	$335.2	$9.1

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds

Balance at December 31, 2010	$13.0
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)
Relating to assets sold/distributed during period	3.7
Purchases, capital contributions, sales and settlements	(5.4)

Balance at December 31, 2011	$9.1
Actual return on plan assets:
Relating to assets held at reporting date	0.5
Relating to assets sold/distributed during period	3.4
Purchases, capital contributions, sales and settlements	(6.4)

Balance at December 31, 2012	$6.6

       The table below presents, as of December 31, 2012, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$105.1	$—	At least monthly	No more than 3 days
International equity funds	75.1	—	At least monthly	No more than 3 days
Fixed income funds	173.9	—	At least monthly	No more than 3 days
Private equity funds	6.6	1.0	Restricted	Restricted
Money market funds	6.4	—	Daily	Daily

	$367.1	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

       The fair values of the company's non-U.S. plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Assets	$588.4	$79.5	$508.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$221.3	$—	At least monthly	No more than 1 month
Fixed income funds	192.8	—	At least weekly	No more than 5 days
Insurance contracts	94.6	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$508.9	$—

Schedule of Assumptions Used [Table Text Block]
	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.00%	4.50%	3.65%	4.37%
Average rate of increase in employee compensation	4.00%	4.00%	2.94%	3.08%

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.50%	5.25%	5.50%	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.17%	5.32%	5.59%

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	4.50%	5.25%	5.50%	4.88%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

Net Actuarial Loss	$5.0	$6.4	$0.1	$0.3
Net Prior Service Credit	—	(0.4)	—	(0.1)

	$5.0	$6.0	$0.1	$0.2

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,162.0	$1,165.6
Fair value of plan assets	795.7	858.0

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,120.2	$987.9
Fair value of plan assets	793.1	717.8

Schedule of Net Benefit Costs [Table Text Block]

The net periodic pension benefit cost (income) includes the following components for 2012, 2011 and 2010:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$0.3	$11.8	$13.7	$11.4
Interest cost on benefit obligation	19.8	21.3	21.1	30.7	32.1	30.7
Expected return on plan assets	(28.1)	(29.4)	(29.9)	(27.3)	(27.8)	(24.9)
Amortization of actuarial net loss	3.5	1.5	0.7	3.3	1.6	1.3
Amortization of prior service benefit	—	—	—	(0.1)	—	—
Settlement/curtailment loss	—	—	—	—	—	0.1
Special termination benefit	—	—	—	0.5	0.9	0.5

Net periodic benefit cost (income)	$(4.8)	$(6.6)	$(7.8)	$18.9	$20.5	$19.1

The net periodic SERP and other postretirement benefit cost includes the following components for 2012, 2011 and 2010:

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.7	$0.6	$0.4
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.9	1.8
Amortization of actuarial net loss (gain)	0.1	—	—	—	—	(0.2)
Amortization of prior service benefit	—	—	—	—	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	(0.1)	—

Net periodic benefit cost	$0.7	$0.6	$0.6	$2.4	$2.3	$1.9

Schedule of Expected Benefit Payments [Table Text Block]

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2013	$24.2	$25.5	$0.6	$2.0
2014	24.7	26.6	1.8	2.1
2015	25.2	27.7	1.6	2.0
2016	25.7	30.9	0.6	2.1
2017	25.8	31.4	3.7	2.0
2018-2022	135.9	183.1	4.3	10.1

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2012 would change the accumulated postretirement benefit obligation as of December 31, 2012 and the 2012 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement healthcare benefit obligation	5.7	(4.4)

Schedule of Allocation of Plan Assets [Table Text Block]

       The fair values of the company's domestic plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Assets	$367.1	$—	$360.5	$6.6

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—

Total Assets	$344.3	$—	$335.2	$9.1

       The table below presents, as of December 31, 2012, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$105.1	$—	At least monthly	No more than 3 days
International equity funds	75.1	—	At least monthly	No more than 3 days
Fixed income funds	173.9	—	At least monthly	No more than 3 days
Private equity funds	6.6	1.0	Restricted	Restricted
Money market funds	6.4	—	Daily	Daily

	$367.1	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

The fair values of the company's non-U.S. plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Assets	$588.4	$79.5	$508.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$221.3	$—	At least monthly	No more than 1 month
Fixed income funds	192.8	—	At least weekly	No more than 5 days
Insurance contracts	94.6	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$508.9	$—

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds

Balance at December 31, 2010	$13.0
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)
Relating to assets sold/distributed during period	3.7
Purchases, capital contributions, sales and settlements	(5.4)

Balance at December 31, 2011	$9.1
Actual return on plan assets:
Relating to assets held at reporting date	0.5
Relating to assets sold/distributed during period	3.4
Purchases, capital contributions, sales and settlements	(6.4)

Balance at December 31, 2012	$6.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2012	2011	2010

U.S.	$908.5	$812.1	$710.3
Non-U.S.	360.9	320.7	377.4

	$1,269.4	$1,132.8	$1,087.7

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2012	2011	2010

Current Income Tax Provision
Federal	$160.5	$149.7	$226.0
Non-U.S.	92.1	68.5	104.5
State	16.1	14.6	32.5

	268.7	232.8	363.0

Deferred Income Tax Provision (Benefit)
Federal	$(40.8)	$(11.4)	$(169.1)
Non-U.S.	(205.2)	(107.0)	(68.3)
State	(11.7)	(5.0)	(24.0)

	(257.7)	(123.4)	(261.4)

	$11.0	$109.4	$101.6

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit) [Table Text Block]

       The income tax provision (benefit) included in the accompanying statement of income is as follows:

(In millions)	2012	2011	2010

Continuing Operations	$11.0	$109.4	$101.6
Discontinued Operations	(44.0)	191.5	31.4

	$(33.0)	$300.9	$133.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2012	2011	2010

Provision for Income Taxes at Statutory Rate	$444.3	$396.5	$380.7

Increases (Decreases) Resulting From:
Foreign rate differential	(319.5)	(279.6)	(156.0)
Impact of change in tax laws and apportionment on deferred taxes	(53.7)	11.7	(11.0)
Income tax credits	(52.1)	(24.8)	(79.5)
Manufacturing deduction	(27.3)	(27.0)	(31.5)
State income taxes, net of federal tax	(8.6)	0.3	2.8
Nondeductible expenses	8.1	17.5	5.8
Provision (reversal) of tax reserves, net	14.8	0.6	(6.4)
Tax return reassessments and settlements	—	3.0	(1.3)
Other, net	5.0	11.2	(2.0)

	$11.0	$109.4	$101.6

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2012	2011

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,543.9)	$(2,778.3)
Net operating loss and credit carryforwards	504.9	497.4
Reserves and accruals	116.0	132.0
Accrued compensation	210.0	206.4
Inventory basis difference	67.4	38.1
Available-for-sale investments	2.9	4.5
Non U.S. earnings expected to be repatriated	1.6	1.6
Other capitalized costs	35.6	45.1
Unrealized losses on hedging instruments	21.0	22.3
Other, net	44.4	46.4

	(1,540.1)	(1,784.5)
Less: Valuation allowance	113.7	141.9

	$(1,653.8)	$(1,926.4)

Summary of Income Tax Contingencies [Table Text Block]

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2012	2011	2010

Balance at beginning of year	$120.3	$62.1	$76.2
Additions for tax positions of current year	20.5	43.2	1.3
Additions for tax positions of prior years	31.8	18.6	2.9
Reductions for tax positions of prior years	—	(2.1)	—
Closure of tax years	(7.8)	—	(7.8)
Settlements	—	(1.5)	(10.5)

	$164.8	$120.3	$62.1

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(In millions except per share amounts)	2012	2011	2010

Income from Continuing Operations	$1,258.4	$1,023.4	$986.1
(Loss) Income from Discontinued Operations	(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net	(61.3)	304.8	2.5

Net Income	1,177.9	1,329.9	1,035.6

Less: Income Allocable to Participating Securities	—	—	(0.2)

Net Income for Earnings per Share	$1,177.9	$1,329.9	$1,035.4

Basic Weighted Average Shares	363.8	380.8	403.3
Plus Effect of:
Convertible debentures	—	0.6	2.9
Stock options and restricted units	2.8	3.4	3.2

Diluted Weighted Average Shares	366.6	384.8	409.4

Basic Earnings per Share:
Continuing operations	$3.46	$2.69	$2.45
Discontinued operations	(.22)	.80	.12

	$3.24	$3.49	$2.57

Diluted Earnings per Share:
Continuing operations	$3.43	$2.66	$2.41
Discontinued operations	(.22)	.80	.12

	$3.21	$3.46	$2.53

Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt And Other Financing Arrangements Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(In millions except per share amounts)	2012	2011

Commercial Paper	$50.0	$900.0
2.15% Senior Notes, Due 2012	—	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	300.0
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	900.0
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	1,000.0
1.85% Senior Notes, Due 2018 (effective interest rate 1.85%)	500.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	1,000.0
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	1,100.0
3.15% Senior Notes, Due 2023 (effective interest rate 3.21%)	800.0	—
Other	54.8	35.0

Total Borrowings at Par Value	7,104.8	6,985.0
Fair Value Hedge Accounting Adjustments	33.8	55.0
Unamortized Discount	(14.3)	(12.0)

Total Borrowings at Carrying Value	7,124.3	7,028.0
Less: Short-term Obligations and Current Maturities	93.1	1,272.8

Long-term Obligations	$7,031.2	$5,755.2

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

Schedule of Maturities of Long-term Debt [Table Text Block]	The annual repayment requirements for debt obligations are as follows:
(In millions)

2013	$93.1
2014	701.2
2015	708.8
2016	1,900.7
2017	0.5
2018 and thereafter	3,700.5

$7,104.8

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2012:

(In millions)

2013	$107.2
2014	83.2
2015	62.5
2016	37.1
2017	26.3
Thereafter	43.0

$359.3

Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

	December 31,	December 31,
(In millions)	2012	2011

Cumulative Translation Adjustment	$87.4	$(206.3)
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.7	7.0
Net Unrealized Losses on Hedging Instruments, Net of Tax	(32.9)	(36.2)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(212.6)	(164.0)

	$(150.4)	$(399.5)

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

Available-for-sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2012	2011

Auction Rate Securities
Beginning Balance	$4.3	$4.6
Sale of securities	—	(0.6)
Total unrealized gains included in other comprehensive income	—	0.3

Ending Balance	$4.3	$4.3

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2012	2011

Contingent Consideration
Beginning Balance	$1.7	$28.7
Additions	19.9	1.4
Payments	(1.0)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	—	0.1

Ending Balance	$20.1	$1.7

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2012	2011	2012	2011

Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (a)	$1.6	$0.9	$0.8	$1.2

(a)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Gain (Loss) Recognized
(In millions)	2012	2011

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$—	$16.5
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts
Included in cost of revenues	3.0	—
Included in other expense, net	(10.4)	47.2

Fair Value, by Balance Sheet Grouping [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
(In millions)	2012	2011	2010

Cash Paid (Refunded) For:
Interest	$230.0	$120.6	$82.5

Income Taxes - Continuing Operations	$331.1	$352.9	$339.0

Income Taxes - Discontinued Operations	$(44.0)	$149.1	$31.4

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$1,171.7	$7,043.0	$805.0
Cash paid for acquired businesses and product lines	(1,079.0)	(5,898.8)	(651.5)

Liabilities assumed of acquired businesses and product lines	$92.7	$1,144.2	$153.5

Declared but unpaid dividends	$54.7	$—	$—

Issuance of restricted stock	$—	$—	$1.4

Issuance of stock upon vesting of restricted stock units	$29.3	$22.7	$16.3

Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Other Costs, Net Disclosure
Schedule of Restructuring and Related Costs [Table Text Block]

       During 2012, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.4	$52.8	$1.4	$—	$55.6
Selling, General and Administrative Expenses	(0.1)	13.7	(0.9)	(0.2)	12.5
Restructuring and Other Costs, Net	42.3	15.0	23.8	1.0	82.1

	$43.6	$81.5	$24.3	$0.8	$150.2

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2011 Restructuring Plans
Balance At December 31, 2009	$22.2	$6.6	$2.1	$30.9
Costs incurred in 2010 (c)	20.5	7.8	8.6	36.9
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(29.2)	(8.0)	(10.0)	(47.2)
Currency translation	(1.0)	0.1	(0.2)	(1.1)

Balance At December 31, 2010	10.2	5.7	0.1	16.0
Costs incurred in 2011 (d)	2.9	2.2	0.7	5.8
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(9.0)	(4.2)	(0.6)	(13.8)
Currency translation	0.1	(0.1)	—	—

Balance At December 31, 2011	3.7	3.6	0.1	7.4
Costs incurred in 2012 (e)	1.7	4.3	0.3	6.3
Reserves reversed (b)	(0.3)	—	—	(0.3)
Payments	(3.2)	(3.6)	(0.4)	(7.2)
Currency translation	(0.1)	—	—	(0.1)

Balance At December 31, 2012	$1.8	$4.3	$—	$6.1

2011 Restructuring Plans
Costs incurred in 2011 (d)	$41.3	$9.7	$24.8	$75.8
Payments	(26.7)	(6.2)	(22.3)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	14.1	3.6	2.5	20.2
Costs incurred in 2012 (e)	0.8	2.6	1.9	5.3
Reserves reversed (b)	(1.3)	—	(0.6)	(1.9)
Payments	(10.8)	(4.6)	(3.4)	(18.8)
Currency translation	(0.4)	—	—	(0.4)

Balance At December 31, 2012	$2.4	$1.6	$0.4	$4.4

2012 Restructuring Plans
Costs incurred in 2012 (e)	$43.8	$6.4	$7.0	$57.2
Payments	(28.8)	(4.1)	(4.6)	(37.5)
Currency translation	0.8	0.1	—	0.9

Balance At December 31, 2012	$15.8	$2.4	$2.4	$20.6

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(d)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2013; and abandoned-facility payments, over lease terms expiring through 2018.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

       Operating results of the laboratory workstations business were as follows:

(In millions)	2012	2011	2010

Revenues	$147.1	$179.6	$185.8
Pre-tax (Loss) Income	(30.0)	(6.2)	18.0

       On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business for $740 million in cash and its Lancaster Laboratories business for $180 million in cash and escrowed proceeds of $20 million, substantially all of which was received in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share in the second quarter of 2011. The results of both businesses have been included in the accompanying financial statements as discontinued operations. Operating results of these businesses were as follows:

(In millions)	2011	2010

Revenues	$54.3	$226.2
Pre-tax Income	9.1	58.9

Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2012
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,056.8	$3,108.1	$3,085.7	$3,259.3
Gross Profit	1,289.7	1,321.3	1,298.4	1,386.1
Income from Continuing Operations	280.8	292.4	299.4	385.8
Net Income	277.3	233.8	290.4	376.4
Earnings per Share from Continuing Operations:
Basic	.76	.80	.83	1.08
Diluted	.76	.79	.82	1.07
Earnings per Share:
Basic	.76	.64	.80	1.05
Diluted	.75	.63	.79	1.04
Cash Dividend Declared per Common Share	.13	.13	.13	.15

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $31.1 million and after-tax loss of $3.5 million related to the company's discontinued operations.

(b)       Costs of $38.9 million and after-tax loss of $58.6 million related to the company's discontinued operations.

(c)       Costs of $37.3 million and after-tax loss of $9.0 million related to the company's discontinued operations.

(d)       Costs of $42.9 million and after-tax loss of $9.4 million related to the company's discontinued operations.

	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2012	$65.8	$0.7	$0.3	$(4.6)	$(6.7)	$55.5

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

Year Ended December 31, 2010	$46.2	$2.1	$0.3	$(10.1)	$0.7	$39.2

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2012		$27.6	$66.6	$(63.5)	$0.4	$31.1

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6

Year Ended December 31, 2010		$30.9	$33.4	$(47.2)	$(1.1)	$16.0

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million, $15 million and $27 million, respectively, of non-cash expense, net, in 2012 and 2011 and 2010, as described in Note 14.
  Represents the effects of currency translation.

Additional Accounting Policy and Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising [Abstract]
Capitalized Direct-response Advertising Costs	$ 1.9	$ 5.7
Advertising Expense	39.5	29.6	27.2
Catalog Amortization Expense Included in Advertising Expense	5.6	7.2	6.8
Direct-response Advertising Costs, Expected Period of Benefit	generally one to three years
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	28.3	23.7
Derivative Contracts [Abstract]
Notional Amount of Cash Flow Hedge Instruments	0
Notional Amount of Fair Value Hedge Instruments	0
Schedule of Equity Method Investments [Line Items]
Purchases of Products for Resale from Joint Venture	48.3	45.1	44
Foreign Currency Transaction Gain (Loss) [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	(11)	(1)	(6.4)
Investments [Abstract]
Available-for-Sale Investments, Maximum Ownership Percentage	20.00%
Cost Method Investments	$ 12.2	$ 11.9
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Joint Ventures [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Joint Ventures [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%

Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warranty Obligation [Roll Forward]
Beginning Balance	$ 42.2	$ 41.7
Provision charged to income	66.2	54.4
Usage	(59.3)	(55.1)
Acquisitions		3
Adjustments to previously provided warranties, net	0.1	(1.2)
Other, net	(0.5)	(0.6)
Ending Balance	$ 48.7	$ 42.2

Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw Materials	$ 362	$ 335.2
Work in Process	149.7	129.3
Finished Goods	931.6	865.6
Inventories	1,443.3	1,330.1
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	190.6	181.5
Excess of estimated replacement cost over stated LIFO value	25.1	22.5
Reduction in cost of revenues as a result of liquidation of LIFO inventories	$ 0.3	$ 0.2	$ 0.9

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,852	$ 2,574.9
Less: Accumulated depreciation and amortization	1,125.6	963.6
Property, Plant and Equipment, at Cost, Net	1,726.4	1,611.3
Depreciation and amortization expense of property, plant and equipment	236.1	211.7	185
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	216.6	179.9
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	805.5	747.4
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 1,829.9	$ 1,647.6
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years

Acquisition-related Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 10,403.1	$ 9,637.2
Accumulated Amortization	(3,939.2)	(3,169.3)
Definite-Lived Intangible Assets, Net	6,463.9	6,467.9
Amortization of acquisition-related intangible assets	747.6	647.9	554.7
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,340.6	1,348
Acquisition-related Intangible Assets, Gross	11,743.7	10,985.2
Acquisition-related Intangible Assets, net of Accumulated Amortization	7,804.5	7,815.9
Tradenames [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,326.9	1,326.9
Inprocess Research and Development [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	13.7	21.1
Discontinued Operations [Member]
Definite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets		4.2	17
Minimum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	7,047	6,572.6
Accumulated Amortization	(2,617.6)	(2,146.5)
Definite-Lived Intangible Assets, Net	4,429.4	4,426.1
Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	2,512.9	2,268.5
Accumulated Amortization	(958.6)	(726.7)
Definite-Lived Intangible Assets, Net	1,554.3	1,541.8
Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	807.8	763
Accumulated Amortization	(330.5)	(264.9)
Definite-Lived Intangible Assets, Net	477.3	498.1
Patents [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	19.7	19.5
Accumulated Amortization	(19.2)	(18.5)
Definite-Lived Intangible Assets, Net	0.5	1
Other Intangible Assets [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	15.7	13.6
Accumulated Amortization	(13.3)	(12.7)
Definite-Lived Intangible Assets, Net	$ 2.4	$ 0.9

Acquisition-related Intangible Assets, Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	$ 765.7
2014	742.2
2015	724.9
2016	687
2017	679
2018 and thereafter	2,865.1
Definite-Lived Intangible Assets, Net	$ 6,463.9	$ 6,467.9

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 11,973.3	$ 8,980.9
Acquisitions	370.2	3,164.1
Finalization of purchase price allocations for prior year acquisitions	(4.3)	0.6
Revision to goodwill allocable to discontinued operations	13.1
Sale of business		(10)
Currency translation	122.7	(159.7)
Other	(0.5)	(2.6)
Ending balance	12,474.5	11,973.3
Discontinued Operations [Member]
Goodwill [Roll Forward]
Ending balance		14.7
Analytical Technologies [Member]
Goodwill [Roll Forward]
Beginning balance	3,090.4	1,786.4
Acquisitions	15.6	1,316.9
Finalization of purchase price allocations for prior year acquisitions	(0.9)	(4.4)
Sale of business		(0.1)
Currency translation	10	(7.7)
Other	16.7	(0.7)
Ending balance	3,131.8	3,090.4
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	3,870.6	2,192.9
Acquisitions	273.5	1,828.8
Finalization of purchase price allocations for prior year acquisitions	(3.4)
Currency translation	106.7	(150.1)
Other	(18.2)	(1)
Ending balance	4,229.2	3,870.6
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	5,012.3	5,001.6
Acquisitions	81.1	18.4
Finalization of purchase price allocations for prior year acquisitions	0	5
Revision to goodwill allocable to discontinued operations	13.1
Sale of business		(9.9)
Currency translation	6	(1.9)
Other	1	(0.9)
Ending balance	$ 5,113.5	$ 5,012.3

Completed Acquisitions Purchase Price (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 One Lambda [Member]	May 31, 2012 Doe & Ingalls [Member]	Aug. 31, 2011 Phadia [Member]	May 31, 2011 Dionex [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Mar. 31, 2010 Finnzymes [Member]	Jul. 31, 2010 Fermentas [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]
Purchase Price
Cash paid	$ 1,079	$ 5,893.7	$ 652.3	$ 878.8	$ 174.8	$ 3,655.2	$ 2,140.8	$ 164	$ 59	$ 278.7	$ 25.4	$ 97.7	$ 150.6
Debt assumed		3.5	5.3			0.3	3.2	0.6		3.6			1.1
Purchase price payable	7.3	0.4		7.3								0.4
Fair value of contingent consideration	19.9	1.4	23.5	13.1	1.5			19.6			5.3	1.4	3.9
Cash acquired	(1.3)	(233)	(45.8)	(1.3)		(117.2)	(114.9)	(17.8)	(0.7)	(21.9)		(0.9)	(5.4)
Total Purchase Price	$ 1,104.9	$ 5,666	$ 635.3	$ 897.9	$ 176.3	$ 3,538.3	$ 2,029.1	$ 166.4	$ 58.3	$ 260.4	$ 30.7	$ 98.6	$ 150.2

Completed Acquisitions Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Inprocess Research and Development [Member]	Dec. 31, 2010 Inprocess Research and Development [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2012 Product Technology [Member]	Dec. 31, 2011 Product Technology [Member]	Dec. 31, 2010 Product Technology [Member]	Dec. 31, 2012 Tradenames and other [Member]	Dec. 31, 2011 Tradenames and other [Member]	Dec. 31, 2010 Tradenames and other [Member]	Sep. 29, 2012 One Lambda [Member]	Sep. 29, 2012 One Lambda [Member] Customer Relationships [Member]	Sep. 29, 2012 One Lambda [Member] Product Technology [Member]	Sep. 29, 2012 One Lambda [Member] Tradenames and other [Member]	May 31, 2012 Doe & Ingalls [Member]	May 31, 2012 Doe & Ingalls [Member] Customer Relationships [Member]	May 31, 2012 Doe & Ingalls [Member] Product Technology [Member]	May 31, 2012 Doe & Ingalls [Member] Tradenames and other [Member]	Aug. 31, 2011 Phadia [Member]	Aug. 31, 2011 Phadia [Member] Customer Relationships [Member]	Aug. 31, 2011 Phadia [Member] Product Technology [Member]	Aug. 31, 2011 Phadia [Member] Tradenames and other [Member]	May 31, 2011 Dionex [Member]	May 31, 2011 Dionex [Member] Inprocess Research and Development [Member]	May 31, 2011 Dionex [Member] Customer Relationships [Member]	May 31, 2011 Dionex [Member] Product Technology [Member]	May 31, 2011 Dionex [Member] Tradenames and other [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Customer Relationships [Member]	Feb. 28, 2010 Ahura Scientific [Member] Product Technology [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Customer Relationships [Member]	Mar. 31, 2010 Finnzymes [Member] Product Technology [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Fermentas [Member]	Jul. 31, 2010 Fermentas [Member] Customer Relationships [Member]	Jul. 31, 2010 Fermentas [Member] Product Technology [Member]	Jul. 31, 2010 Fermentas [Member] Tradenames and other [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member] Inprocess Research and Development [Member]	Dec. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2011 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2010 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2012 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2010 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2010 Other Acquisitions [Member] Tradenames and other [Member]
Net Assets Acquired
Current assets	$ 134.2	$ 580.9	$ 81.1												$ 110.1				$ 21.9				$ 328.1				$ 227.8					$ 22.3				$ 6.1				$ 23.3				$ 2.2	$ 25	$ 29.4
Property, plant and equipment	42	267	20.4												30.3				11.6				150.2				87.8					3.3				3.4				9.6				0.1	29	4.1
Intangible assets (Definite Lived)						402	1,469.7	170.7	187.5	1,066.5	147.3	34	171.9	10.2		330.7	172.5	17.2		68.1	1.1	16.8		956.8	696.3	132.6			495.3	350.2	35.7		46.1	30.4	0.4		16.1	18.6	0.1		67.9	73.5	5.3					3.2	17.6	40.6	13.9	20	24.8	3.6	4.4
Intangible assets (Indefinite Lived)				18.3	4.4																							18.3																			4.4
Goodwill	370.2	3,161.6	314.4												273.5				81.1				1,813.6				1,317.8					109.9				24.8				117.2				15.6	30.2	62.5
Other assets	0.5	72.2	14.1												0				0.5				67.9				3.1					0.1				2				3					1.2	9
Liabilities assumed	(65.5)	(1,142.1)	(127.3)												(36.4)				(24.8)				(607.2)				(506.9)					(46.1)				(12.8)				(39.4)				(4.3)	(28)	(29)
Total Purchase Price	$ 1,104.9	$ 5,666	$ 635.3												$ 897.9				$ 176.3				$ 3,538.3				$ 2,029.1					$ 166.4				$ 58.3				$ 260.4				$ 30.7	$ 98.6	$ 150.2
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	13 years	13 years	9 years			13 years	14 years	10 years	11 years	11 years	9 years	13 years	14 years	10 years

Completed Acquisitions Other Information (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 One Lambda [Member] USD ($)	Sep. 29, 2012 One Lambda [Member] USD ($)	Dec. 31, 2011 Doe & Ingalls [Member] USD ($)	May 31, 2012 Doe & Ingalls [Member] USD ($)	Dec. 31, 2010 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] EUR (€)	Aug. 31, 2011 Phadia [Member] USD ($)		Aug. 31, 2011 Phadia [Member] Repayment Of Acquiree Indebtedness [Member] USD ($)	Jun. 30, 2010 Dionex [Member] USD ($)	May 31, 2011 Dionex [Member] USD ($)		Dec. 31, 2011 Ahura Scientific [Member] USD ($)	Dec. 31, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Ahura Scientific [Member] USD ($)	Feb. 28, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Finnzymes [Member] USD ($)	Mar. 31, 2010 Finnzymes [Member] USD ($)	Dec. 31, 2009 Fermentas [Member] USD ($)	Jul. 31, 2010 Fermentas [Member] USD ($)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Dec. 31, 2012 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] Discontinued Operations [Member] USD ($)
Other Information
Purchase Price Paid					$ 885		$ 175			$ 3,540		$ 2,140		$ 2,030					$ 147		$ 58		$ 260	$ 146	$ 25	$ 97	$ 8
Contingent Consideration, Potential Cash Payment					25		3												25						15
Contingent Consideration, Change In Liability Recognized During The Period																	5
Contingent Consideration Paid																25								3
Revenue Reported by Acquired Entity				182		110		525	367				420					45		20		55
Goodwill, Expected Tax Deductible Amount					273.5		53			0	[1]			0	[1]				0		0		0
Purchase Price Paid For Acquisitions Completed In A Prior Year	$ 6	$ 35	$ 5

[1]	Substantially none of the goodwill is tax deductible

Acquisition Pro Forma Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 12,643	$ 12,292.1
Income from Continuing Operations	1,338.5	1,133.9
Net Income	1,258	1,440.3
Earnings per Share from Continuing Operations:
Basic (in dollars per share)	$ 3.68	$ 2.98
Diluted (in dollars per share)	$ 3.65	$ 2.95
Earnings per Share:
Basic (in dollars per share)	$ 3.46	$ 3.78
Diluted (in dollars per share)	$ 3.43	$ 3.74
Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information [Abstract]
Net Income	32.4	61.7
Non-recurring Pro Forma Adjustments, Monetized Equity Awards
Business Acquisition, Pro Forma Information [Abstract]
Net Income		21.2
Non-recurring Pro Forma Adjustments, Transaction Costs
Business Acquisition, Pro Forma Information [Abstract]
Net Income	16.1	80.6
One Lambda [Member] | Non-recurring Pro Forma Adjustments, Cost of Revenue
Business Acquisition, Pro Forma Information [Abstract]
Net Income	$ 14.1

Dispositions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011
Dispositions [Abstract]
Gain (Loss) on Divestiture of Businesses	$ (3)
Proceeds from sale of businesses, net of cash divested	$ 14	$ 13.8

Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Business Segments
Number of Reportable Segments											3
Segment Reporting Information [Line Items]
Revenues	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3		$ 2,932.9	$ 2,854	$ 2,682.6	$ 12,509.9		$ 11,558.8		$ 10,393.1
Cost of revenues charges											(55.6)		(72.6)		(13.2)
Selling, general and administrative charges, net											(12.5)		(61.5)		(3)
Restructuring and other costs, net											(82.1)		(96.5)		(60.2)
Amortization of acquisition-related intangible assets											(747.6)		(647.9)		(554.7)
Operating Income											1,482.1		1,250.8		1,188.1
Other expense, net											(212.7)		(118)		(100.4)
Income from Continuing Operations Before Income Taxes											1,269.4		1,132.8		1,087.7
Depreciation											236.1		211.7		185
Total Assets	27,444.6					26,833.7					27,444.6		26,833.7		21,349.4
Capital Expenditures											315.1		260.9		245.4
Excluded from Reportable Segment Operating Income [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(55.6)		(72.6)		(13.2)
Selling, general and administrative charges, net											(12.5)		(61.5)		(3)
Restructuring and other costs, net											(82.1)		(96.5)		(60.2)
Amortization of acquisition-related intangible assets											(747.6)		(647.9)		(554.7)
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income											2,379.9	[1]	2,129.3	[1]	1,819.2	[1]
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											4,017.9		3,739.7		3,137.1
Cost of revenues charges											(1.4)		(30.5)		(7.9)
Selling, general and administrative charges, net											0.1		(34.5)		(14.9)
Restructuring and other costs, net											(42.3)		(54.3)		(28.9)
Operating Income											749.1	[1]	694.8	[1]	525	[1]
Depreciation											64		59.9		53.9
Total Assets	5,676.2					6,085					5,676.2		6,085		4,100.6
Capital Expenditures											75.1		69.5		43.2
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues											2,962.3		2,469.9		2,149
Cost of revenues charges											(52.8)		(39)		(3.3)
Selling, general and administrative charges, net											(13.7)		(24)		0.8
Restructuring and other costs, net											(15)		(8.4)		(8.2)
Operating Income											761.2	[1]	598.4	[1]	487.9	[1]
Depreciation											73		50.1		37.3
Total Assets	9,841					8,319.6					9,841		8,319.6		4,575.9
Capital Expenditures											97.6		63.2		51
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											6,053.7		5,831.2		5,539.8
Cost of revenues charges											(1.4)		(3.1)		(2)
Selling, general and administrative charges, net											0.9		0		0.2
Restructuring and other costs, net											(23.8)		(31.7)		(22.7)
Operating Income											869.6	[1]	836.1	[1]	806.3	[1]
Depreciation											99.1		101.7		93.8
Total Assets	11,275.8					10,891.7					11,275.8		10,891.7		10,933.9
Capital Expenditures											106.4		115.7		125.8
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets	651.6	[2]				1,537.4	[2]				651.6	[2]	1,537.4	[2]	1,739	[2]
Capital Expenditures											36		12.5		25.4
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (524)		$ (482)		$ (432.8)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3		$ 2,932.9	$ 2,854	$ 2,682.6	$ 12,509.9		$ 11,558.8		$ 10,393.1
Long-Lived Assets	1,726.4	[1]				1,611.3	[1]				1,726.4	[1]	1,611.3	[1]	1,319.9	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											6,424.4	[2]	6,023.9	[2]	5,806.8	[2]
Long-Lived Assets	862.4	[1]				797.9	[1]				862.4	[1]	797.9	[1]	708.5	[1]
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											735.8	[2]	559.6	[2]	405.3	[2]
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											681.5	[2]	698.3	[2]	592.9	[2]
Long-Lived Assets	165.2	[1]				158.6	[1]				165.2	[1]	158.6	[1]	121.7	[1]
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											507.1	[2]	472.3	[2]	409.6	[2]
Long-Lived Assets	223.9	[1]				209.2	[1]				223.9	[1]	209.2	[1]	170.4	[1]
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											4,161.1	[2]	3,804.7	[2]	3,178.5	[2]
Long-Lived Assets	$ 474.9	[1]				$ 445.6	[1]				$ 474.9	[1]	$ 445.6	[1]	$ 319.3	[1]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on customer location.

Other Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Expense, Net Disclosure
Interest Income	$ 25.2	$ 26.8	$ 12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)
Other Expense, Net	(212.7)	(118)	(100.4)
Gain on sale of investment accounted for under cost method		18
Fees Associated with Short-term Financing Commitments		10	8
Losses on Extinguishment of Debt			17
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Currency Exchange Contracts		$ 28

Stockbased Compensation Expense (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock Option Awards	$ 39.3	$ 49.4	$ 48.6
Restricted Share/Unit Awards	38.9	30.6	33
Stock-based Compensation Expense	78.2	80	81.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)	2,900,000	3,700,000	4,300,000
Restricted shares/units granted in period (in shares)	1,014,000	572,000	704,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	76
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 4 months
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Restricted Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	56
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 0 months
Restricted Shares/Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	3 years
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	5.4	5.7	5.8
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	70.7	72.4	74
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 2.1	$ 1.9	$ 1.8

Stockbased Compensation, Stock Option Disclosures (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based Compensation Expense Disclosure [Abstract]
Tax benefit related to employees' and directors' stock plans	$ 18.7	$ 14.6	$ 10.9
Expected Stock Price Volatility	34.00%	33.00%	32.00%
Risk Free Interest Rate	0.80%	1.70%	2.00%
Expected Life of Options (years)	4 years 6 months	4 years 1 month	4 years 1 month
Expected Annual Dividend	0.90%	0.00%	0.00%
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)	$ 15.36	$ 15.79	$ 14.12
Total Intrinsic Value of Options Exercised in Period	125.4	85.3	48.1
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	19.6	21	19.9
Granted	2.9	3.7	4.3
Exercised	(6.4)	(4.1)	(2.4)
Canceled / Expired	(0.8)	(1)	(0.8)
Options Outstanding, Ending Balance	15.3	19.6	21
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)	$ 45	$ 42.15	$ 39.39
Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 57.17	$ 54.74	$ 49.61
Exercises in Period, Weighted Average Exercise Price (in dollars per share)	$ 39.77	$ 38.46	$ 31.96
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)	$ 52.55	$ 48.11	$ 44.55
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 49.07	$ 45	$ 42.15
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months
Options Vested and Unvested Expected to Vest	14.8
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 48.84
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	220.6
Options Exercisable	8
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 44.58
Options Exercisable, Weighted Average Remaining Contractual Term	3 years
Options Exercisable, Intrinsic Value	$ 153.1
Common Stock, Market Value Per Share	$ 63.78
Minimum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	3 years
Option Term	7 years
Maximum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Option Term	10 years

Stockbased Compensation, Restricted Units Disclosures (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unvested Restricted Shares/Units [Roll Forward]
Unvested Restricted Shares/Units, Beginning Balance	1,748	1,784	1,671
Granted	1,014	572	704
Vested	(520)	(504)	(499)
Forfeited	(191)	(104)	(92)
Unvested Restricted Shares/Units, Ending Balance	2,051	1,748	1,784
Restricted Shares/Units, Additional Disclosures [Abstract]
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 48.96	$ 45.05	$ 41.99
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 57.12	$ 54.96	$ 49.43
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 44.25	$ 42.14	$ 42
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	$ 51.92	$ 48.03	$ 39.56
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 53.91	$ 48.96	$ 45.05
Fair Value of Shares/Units Vested	$ 23	$ 21.2	$ 21

Employee Stock Purchase Plans (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Purchase Plan [Abstract]
Purchase Price (% of Market Price on Purchase Date)	95.00%
Maximum Employee Subscription Rate (% of Gross Wages)	10.00%
Stock Issued During Period, Employee Stock Purchase Plans (in shares)	151,000	139,000	127,000

Pensions DC Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Savings Plan and Other Defined Contribution Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 86	$ 79.4	$ 57.8

Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 452.2	$ 413.6
Service costs	0	0	0.3
Interest costs	19.8	21.3	21.1
Actuarial losses	25.8	37.9
Benefits paid	(22.9)	(20.6)
Benefit Obligation at End of Year	474.9	452.2	413.6
Accumulated Benefit Obligation	474.9	452.2
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.00%	4.50%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	709.2	656.3
Business combination	1.2	8.3
Service costs	11.8	13.7	11.4
Interest costs	30.7	32.1	30.7
Settlements and curtailments	(0.4)	(2.7)
Plan participants' contributions	3.4	3.5
Actuarial losses	79.7	26
Benefits paid	(24.8)	(21.3)
Currency translation and other	20.2	(6.7)
Benefit Obligation at End of Year	831	709.2	656.3
Accumulated Benefit Obligation	788.7	663
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	3.65%	4.37%
Average rate of increase in employee compensation	2.94%	3.08%
SERP Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	13.9	12.4
Interest costs	0.6	0.6	0.6
Actuarial losses	1.1	1.4
Benefits paid	(0.5)	(0.5)
Benefit Obligation at End of Year	15.1	13.9	12.4
Accumulated Benefit Obligation	15.1	13.9
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.00%	4.50%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	38.9	34.9
Service costs	0.7	0.6	0.4
Interest costs	1.8	1.9	1.8
Plan participants' contributions	1.3	1.4
Actuarial losses	1.6	3.2
Benefits paid	(2.7)	(2.7)
Currency translation and other	0.4	(0.4)
Benefit Obligation at End of Year	42	38.9	34.9
Accumulated Benefit Obligation	$ 42
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.20%	4.88%
Initial healthcare cost trend rate	7.14%	7.21%
Ultimate healthcare cost trend rate	5.47%	5.51%
Other Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2018
Other Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2027

Pensions Plan Assets Excluding FV Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	$ 23.3	$ 25.3	$ 24.4
Minimum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	60
Maximum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	70
Domestic Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	344.3	362.5
Actual return on plan assets	45.7	2.4
Employer contribution	0	0
Benefits paid	(22.9)	(20.6)
Fair Value of Plan Assets at End of Year	367.1	344.3
Non-U.S. Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	524.2	510.5
Business combination	0.2	2.6
Actual return on plan assets	46	11.1
Employer contribution	21.4	23.5
Plan participants' contributions	3.4	3.5
Benefits paid	(24.8)	(21.3)
Currency translation and other	18	(5.7)
Fair Value of Plan Assets at End of Year	588.4	524.2
SERP Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.5	0.5
Benefits paid	(0.5)	(0.5)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	1.4	1.3
Plan participants' contributions	1.3	1.4
Benefits paid	(2.7)	(2.7)
Fair Value of Plan Assets at End of Year	$ 0	$ 0

Pensions Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (107.8)	$ (107.9)
Amounts Recognized in Balance Sheet [Abstract]
Non-current liability	(107.8)	(107.9)
Net amount recognized	(107.8)	(107.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	177.4	172.6
Net amount recognized	177.4	172.6
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(242.6)	(185)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0.7	0.8
Current liability	(4.4)	(4.1)
Non-current liability	(238.9)	(181.7)
Net amount recognized	(242.6)	(185)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	142.8	81.2
Prior service credits	(2.7)	(0.6)
Net amount recognized	140.1	80.6
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(15.1)	(13.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(0.6)	(0.5)
Non-current liability	(14.5)	(13.4)
Net amount recognized	(15.1)	(13.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	2.8	1.8
Net amount recognized	2.8	1.8
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(42)	(38.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(2)	(2.2)
Non-current liability	(40)	(36.7)
Net amount recognized	(42)	(38.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	4.6	3.1
Prior service credits	(0.5)	(0.6)
Net amount recognized	$ 4.1	$ 2.5

Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	$ 0	$ 0	$ 0.3
Interest Cost on Benefit Obligation	19.8	21.3	21.1
Expected Return on Plan Assets	(28.1)	(29.4)	(29.9)
Amortization of Actuarial Net Loss (Gain)	3.5	1.5	0.7
Net Periodic Benefit Cost (Income)	(4.8)	(6.6)	(7.8)
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.50%	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	5
Net Prior Service Credit	0
Total	5
Non-U.S. Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	11.8	13.7	11.4
Interest Cost on Benefit Obligation	30.7	32.1	30.7
Expected Return on Plan Assets	(27.3)	(27.8)	(24.9)
Amortization of Actuarial Net Loss (Gain)	3.3	1.6	1.3
Amortization of Prior Service Benefit	(0.1)
Settlement/Curtailment (Gain) Loss	0	0	0.1
Special Termination Benefits	0.5	0.9	0.5
Net Periodic Benefit Cost (Income)	18.9	20.5	19.1
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	5.17%	5.32%	5.59%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	6.4
Net Prior Service Credit	(0.4)
Total	6
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Interest Cost on Benefit Obligation	0.6	0.6	0.6
Amortization of Actuarial Net Loss (Gain)	0.1
Net Periodic Benefit Cost (Income)	0.7	0.6	0.6
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.50%	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.1
Net Prior Service Credit	0
Total	0.1
Other Postretirement Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	0.7	0.6	0.4
Interest Cost on Benefit Obligation	1.8	1.9	1.8
Amortization of Actuarial Net Loss (Gain)	0	0	(0.2)
Amortization of Prior Service Benefit	0	(0.1)	(0.1)
Settlement/Curtailment (Gain) Loss	(0.1)	(0.1)	0
Net Periodic Benefit Cost (Income)	2.4	2.3	1.9
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.88%	5.44%	5.94%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.3
Net Prior Service Credit	(0.1)
Total	$ 0.2

Pensions Benefit Obligation in Excess of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 1,162	$ 1,165.6
Fair value of plan assets	795.7	858
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	1,120.2	987.9
Fair value of plan assets	$ 793.1	$ 717.8
Defined Benefit Plan, Measurement Date	December 31

Pension Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Domestic Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	$ 24.2
2014	24.7
2015	25.2
2016	25.7
2017	25.8
2018-2022	135.9
Non-U.S. Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	25.5
2014	26.6
2015	27.7
2016	30.9
2017	31.4
2018-2022	183.1
SERP Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	0.6
2014	1.8
2015	1.6
2016	0.6
2017	3.7
2018-2022	4.3
Other Postretirement Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2013	2
2014	2.1
2015	2
2016	2.1
2017	2
2018-2022	$ 10.1

Pensions Healthcare Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect Of One Percentage Point Increase On Service And Interest Cost Components	$ 0.5
Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(0.4)
Effect Of One Percentage Point Increase On Healthcare Benefit Obligation	5.7
Effect Of One Percentage Point Decrease On Healthcare Benefit Obligation	$ (4.4)

Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 367.1	$ 344.3	$ 362.5
Domestic Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	360.5	335.2
Domestic Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1
Domestic Pension Benefits [Member] | Fair Value Inputs, Levels Two and Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	367.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Domestic Pension Benefits [Member] | U S Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	29.00%
Fair Value of Plan Assets	105.1	112.5
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	105.1	112.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | U S Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U S Real Estate Related Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	6.00%
Domestic Pension Benefits [Member] | International Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
Fair Value of Plan Assets	75.1	82.8
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	75.1	82.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	49.00%
Fair Value of Plan Assets	173.9	132.2
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	173.9	132.2
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	9.1	13
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	7.7
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	7.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Maximum [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	2.00%
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Redemption Restriction, Lapse Date	Dec 31, 2015
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	588.4	524.2	510.5
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	79.5	71.4
Non-U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	508.9	452.8
Non-U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	213.3	200.1
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	20.5	20.3
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	192.8	179.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	273.9	232.8
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	52.6	46.8
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	221.3	186
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	94.6	86.8
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	94.6	86.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.6	4.5
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6.4	4.3
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.2	0.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0	$ 0
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%

Pensions FV Assets Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Domestic Pension Benefits [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	$ 367.1	$ 344.3	$ 362.5	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 9.1	$ 13	$ 588.4	$ 524.2	$ 510.5	$ 0	$ 0
Actual return on plan assets held at reporting date								0.5	(2.2)
Actual return on plan assets sold/distributed during period								3.4	3.7
Purchases, capital contributions, sales and settlements								(6.4)	(5.4)
Fair Value of Plan Assets at End of Year	$ 367.1	$ 344.3	$ 362.5	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 588.4	$ 524.2	$ 510.5	$ 0	$ 0

Income Taxes Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 908.5	$ 812.1	$ 710.3
Non-U.S.	360.9	320.7	377.4
Income from Continuing Operations Before Income Taxes	1,269.4	1,132.8	1,087.7
Current Income Tax Provision [Abstract]
Federal	160.5	149.7	226
Non-U.S.	92.1	68.5	104.5
State	16.1	14.6	32.5
Total Current Income Tax Provision	268.7	232.8	363
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(40.8)	(11.4)	(169.1)
Non-U.S.	(205.2)	(107)	(68.3)
State	(11.7)	(5)	(24)
Total Deferred Income Tax Provision (Benefit)	(257.7)	(123.4)	(261.4)
Provision for Income Taxes	11	109.4	101.6
Discontinued Operation, Tax Effect of Discontinued Operation	(44)	191.5	31.4
Total Tax Provision in the Statement of Income	(33)	300.9	133
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 18.7	$ 14.6	$ 10.9

Income Taxes Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal Statutory Income Tax Rate	35.00%
Provision for Income Taxes at Statutory Rate	$ 444.3	$ 396.5	$ 380.7
Foreign rate differential	(319.5)	(279.6)	(156)
Impact of change in tax laws and apportionment on deferred taxes	(53.7)	11.7	(11)
Income tax credits	(52.1)	(24.8)	(79.5)
Manufacturing deduction	(27.3)	(27)	(31.5)
State income taxes, net of federal tax	(8.6)	0.3	2.8
Nondeductible expenses	8.1	17.5	5.8
Provision (reversal) of tax reserves, net	14.8	0.6	(6.4)
Tax return reassessments and settlements	0	3	(1.3)
Other, net	5	11.2	(2)
Provision for Income Taxes	11	109.4	101.6
Tax Rate Reduction Enacted in Sweden
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Impact of change in tax laws and apportionment on deferred taxes	$ (54.8)

Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset (Liability) [Abstract]
Depreciation and amortization	$ (2,543.9)	$ (2,778.3)
Net operating loss and credit carryforwards	504.9	497.4
Reserves and accruals	116	132
Accrued compensation	210	206.4
Inventory basis difference	67.4	38.1
Available-for-sale investments	2.9	4.5
Non U.S. earnings expected to be repatriated	1.6	1.6
Other capitalized costs	35.6	45.1
Unrealized losses on hedging instruments	21	22.3
Other, net	44.4	46.4
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,540.1)	(1,784.5)
Less: Valuation allowance	113.7	141.9
Deferred Tax Assets (Liabilities), Net	$ (1,653.8)	$ (1,926.4)

Income Taxes Loss Carryforwards (Details) (USD $)	12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Federal Foreign [Member]	Dec. 31, 2012 Minimum [Member] Federal Foreign [Member]	Dec. 31, 2012 Maximum [Member] Federal Foreign [Member]	Dec. 31, 2012 Federal and State [Member] Minimum [Member]	Dec. 31, 2012 Federal and State [Member] Maximum [Member]	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2012 Non- U.S. [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member] Minimum [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member] Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards								$ 141,700,000	$ 793,800,000	$ 1,350,000,000	$ 150,500,000
Operating Loss Carryforwards, Expiration Date						Dec 31, 2013	Dec 31, 2032					Dec 31, 2013	Dec 31, 2031
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount			110,300,000
Tax Credit Carryforward, Expiration Dates				Dec 31, 2013	Dec 31, 2022
Undistributed Earnings of Foreign Subsidiaries		5,420,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested	14,000,000
U.S. Foreign Tax Credit Recognized	$ 15,600,000

Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 120.3	$ 62.1	$ 76.2
Additions for tax positions of current year	20.5	43.2	1.3
Additions for tax positions of prior years	31.8	18.6	2.9
Reductions for tax positions of prior years	0	(2.1)
Closure of tax years	(7.8)	0	(7.8)
Settlements	0	(1.5)	(10.5)
Balance at end of year	164.8	120.3	62.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	10.9	10.9
Current Liability [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	24
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements			(8.5)
Federal [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		(1.5)	(1.2)
State [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements			$ (0.8)

EPS Calculation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share
Income from Continuing Operations	$ 385.8	$ 299.4	$ 292.4	$ 280.8	$ 292.5	$ 266.3	$ 217.1	$ 247.5	$ 1,258.4	$ 1,023.4	$ 986.1
(Loss) Income from Discontinued Operations									(19.2)	1.7	47
(Loss) Gain on Disposal of Discontinued Operations, Net									(61.3)	304.8	2.5
Net Income	376.4	290.4	233.8	277.3	288.9	265.4	523.4	252.2	1,177.9	1,329.9	1,035.6
Income Allocable to Participating Securities									0	0	(0.2)
Net Income for Earnings per Share									$ 1,177.9	$ 1,329.9	$ 1,035.4
Basic Weighted Average Shares									363.8	380.8	403.3
Effect of Convertible Debentures									0	0.6	2.9
Effect of Stock Options and Restricted Stock/Units									2.8	3.4	3.2
Diluted Weighted Average Shares									366.6	384.8	409.4
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 1.08	$ 0.83	$ 0.8	$ 0.76	$ 0.78	$ 0.7	$ 0.57	$ 0.64	$ 3.46	$ 2.69	$ 2.45
Discontinued operations (in dollars per share)									$ (0.22)	$ 0.8	$ 0.12
Earnings Per Share, Basic (in dollars per share)	$ 1.05	$ 0.8	$ 0.64	$ 0.76	$ 0.77	$ 0.7	$ 1.37	$ 0.65	$ 3.24	$ 3.49	$ 2.57
Diluted Earnings per Share:
Continuing operations (in dollars per share)	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 0.78	$ 0.7	$ 0.56	$ 0.63	$ 3.43	$ 2.66	$ 2.41
Discontinued operations (in dollars per share)									$ (0.22)	$ 0.8	$ 0.12
Earnings Per Share, Diluted (in dollars per share)	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 3.21	$ 3.46	$ 2.53
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									7.2	6.9	8.1

Debt Outstanding Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal Outstanding	$ 7,104.8	$ 6,985
Fair Value Hedge Accounting Adjustments	33.8	55
Unamortized Discount	(14.3)	(12)
Debt Obligations - Carrying Value	7,124.3	7,028
Less: Short-term obligations and current maturities of long-term obligations	93.1	1,272.8
Long-term Obligations	7,031.2	5,755.2
Commercial Paper [Member]
Debt Instrument [Line Items]
Principal Outstanding	50	900
Debt Obligations - Carrying Value	50	900
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Obligations - Carrying Value	7,019.5	6,093
Debt Instrument, Frequency of Periodic Payment	Interest on each of the senior notes is payable semi-annually.
Debt Instrument, Call Feature	Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest
Senior Notes [Member] | 2.15% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Maturity Year	2012
Principal Outstanding	0	350
Senior Notes [Member] | 2.05% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.05%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.11%
Principal Outstanding	300	300
Senior Notes [Member] | 3.25% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.53%
Principal Outstanding	400	400
Senior Notes [Member] | 3.20% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	1.56%
Principal Outstanding	450	450
Senior Notes [Member] | 5.00% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	5.14%
Principal Outstanding	250	250
Senior Notes [Member] | 3.20% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	3.21%
Principal Outstanding	900	900
Senior Notes [Member] | 2.25% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.25%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	2.29%
Principal Outstanding	1,000	1,000
Senior Notes [Member] | 1.85% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	1.85%
Debt Instrument, Maturity Year	2018
Effective Interest Rate	1.85%
Principal Outstanding	500	0
Senior Notes [Member] | 4.70% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.70%
Debt Instrument, Maturity Year	2020
Effective Interest Rate	4.70%
Principal Outstanding	300	300
Senior Notes [Member] | 4.50% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.50%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.58%
Principal Outstanding	1,000	1,000
Senior Notes [Member] | 3.60% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.60%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.29%
Principal Outstanding	1,100	1,100
Senior Notes [Member] | 3.15% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.15%
Debt Instrument, Maturity Year	2023
Effective Interest Rate	3.21%
Principal Outstanding	800	0
Other Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding	54.8	35
Debt Obligations - Carrying Value	$ 54.8	$ 35

Debt Future Repayments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
2013	$ 93.1
2014	701.2
2015	708.8
2016	1,900.7
2017	0.5
2018 and thereafter	3,700.5
Total Repayments of Principal	$ 7,104.8	$ 6,985

Debt Short-term Financing (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Short-term Credit Facility [Member]	Dec. 31, 2012 U.S. Commercial Paper Program [Member]	Dec. 31, 2012 U.S. Commercial Paper Program [Member] Weighted Average [Member]	Dec. 31, 2012 Other Debt [Member]	Dec. 31, 2011 Other Debt [Member]
Short-term Financing [Line Items]
Short-term Borrowings							$ 91,700,000	$ 917,100,000
Short-term Borrowings, Weighted Average Interest Rate							1.01%	0.51%
Line of Credit Facility, Remaining Borrowing Capacity							57,900,000
Interest Rate at Period End						0.44%
Maximum Period to Maturity Allowed Under Program					397 days
Principal Outstanding	7,104,800,000	6,985,000,000			50,000,000
Short-term Debt, Period to Maturity						10 days
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000		1,000,000,000	500,000,000
Line of Credit Facility, Expiration Date			Apr 11, 2017	Apr 10, 2013
Line of Credit Facility, Optional Increase in Maximum Capacity			500,000,000
Line of Credit Facility, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA	3.5
Letters of Credit Outstanding, Amount			50,000,000
Line of Credit Facility, Amount Outstanding			$ 0	$ 0

Debt Termination of Interest Rate Swap Arrangements (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Notes 5% Due 2015 [Member]	Dec. 31, 2005 Senior Notes 5% Due 2015 [Member]	Dec. 31, 2012 Senior Notes 3.60% Due 2021 [Member]	Dec. 31, 2011 Senior Notes 3.60% Due 2021 [Member]
Debt Instrument [Line Items]
Cash received upon termination of interest rate swaps	$ 63
Debt Instrument, Term					10 years		10 years
Payments for Cash Flow Hedges							59
Net Gain (Loss) From Cash Flow Hedges, Net Of Tax		$ (32.9)	$ (36.2)		$ (2)		$ (37)
Description of Reclassification of Cash Flow Hedge Gain (Loss)				The unfavorable change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2015.		The company paid $59 million at the termination of this agreement. The unfavorable change in the fair value of the hedge upon termination was $37 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2021

Debt Redemptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 02, 2011 Senior Subordinated Convertible Notes 3.25% due 2024 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 Senior Subordinated Notes 6.125% Due 2015 [Member]	Dec. 31, 2010 Senior Convertible Notes 2.50% Due 2023 [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount		$ 329	$ 326		$ 13
Extinguishment of Debt, Total Cash Outlay		452	573	515	28
Gains (Losses) On Extinguishment Of Debt	$ (17)			$ (15)

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 125.5	$ 125.3	$ 128.6
Operating Leases, Future Minimum Payments Due [Abstract]
2013	107.2
2014	83.2
2015	62.5
2016	37.1
2017	26.3
Thereafter	43
Operating Leases, Future Minimum Payments Due, Total	359.3
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation	274.6
Term of Unrecorded Unconditional Purchase Obligation	the majority of these obligations are expected to be settled during 2013
Guarantor Obligations [Line Items]
Investment Funding Commitment	3.4
Loss Contingency [Abstract]
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	215
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	311
Loss Contingency Accrual, at Carrying Value	166
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	216
Estimated Amount Due from Insurers, Net	91
Estimated Amount Due from Insurers, Undiscounted	122
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Weighted Average Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	50
Estimated Amount Due from Insurers, Discount Amount	31
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	19
Loss Contingency Accrual, Product Liability, Gross, Divested Business	9
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Discount Rate	4.73%
Accrual for Environmental Loss Contingencies, Discount	6
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual for Environmental Loss Contingencies, Net	23	22
Performance Guarantee [Member] | Businesses Sold [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	35.6
Letters of Credit / Bank Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	109.6
Guarantor Obligations, Term	Substantially all of these letters of credit and guarantees expire before 2020.
Surety Bonds and Other Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	43.5
Guarantor Obligations, Term	The expiration of these bonds and guarantees ranges through 2015.
Lease Residual Value Guarantee [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 58

Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative Translation Adjustment	$ 87.4	$ (206.3)
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.7	7
Net Unrealized Losses on Hedging Instruments, Net of Tax	(32.9)	(36.2)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(212.6)	(164)
Accumulated Other Comprehensive Items	(150.4)	(399.5)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3.3)	(1.3)	(0.2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net (Gain) Loss Recognized in Net Periodic Benefit Cost, Net of Tax	$ 4.4	$ 1.9	$ 1.2
Class of Stock Disclosures [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	31,713,756
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Common Stock, Call or Exercise Features	The company has distributed rights under a shareholder rights plan adopted by the company’s Board of Directors to holders of outstanding shares of the company’s common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock. In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company’s assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock. At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash equivalents	$ 73.6	$ 377.1
Investments in mutual funds, unit trusts and other similar instruments	36.6	35.6
Insurance contracts	62.5	56.7
Auction rate securities	4.3	4.3
Derivative contracts	1.6	0.9
Total Assets	178.6	474.6
Liabilities
Derivative contracts	0.8	1.2
Contingent consideration	20.1	1.7
Total Liabilities	20.9	2.9
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	73.6	377.1
Investments in mutual funds, unit trusts and other similar instruments	36.6	35.6
Total Assets	110.2	412.7
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	62.5	56.7
Derivative contracts	1.6	0.9
Total Assets	64.1	57.6
Liabilities
Derivative contracts	0.8	1.2
Total Liabilities	0.8	1.2
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.3	4.3
Total Assets	4.3	4.3
Liabilities
Contingent consideration	20.1	1.7
Total Liabilities	$ 20.1	$ 1.7

Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 40.9	$ 39.9
Cost Basis	30.2	30
Gross Unrealized Gains	11.2	10.4
Gross Unrealized Losses	0.5	0.5
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	36.6	35.6
Cost Basis	25.4	25.2
Gross Unrealized Gains	11.2	10.4
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.3	4.3
Cost Basis	4.8	4.8
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.5	$ 0.5

Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1.7	$ 28.7
Additions	19.9	1.4
Payments	(1)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	0	0.1
Ending Balance	20.1	1.7
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4.3	4.6
Sale of securities	0	(0.6)
Total unrealized gains included in other comprehensive income		0.3
Ending Balance	$ 4.3	$ 4.3

Fair Value Measurements, Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Interest Rate Swaps [Member] Other Expense [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2011 Interest Rate Swaps [Member] Other Expense [Member] Derivatives Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member]	May 19, 2011 Foreign Exchange Forward Contracts [Member]
Derivatives Fair Value [Line Items]
Notional Amount Of Derivatives	$ 719	$ 449												$ 2,340
Fair Value - Assets
Derivative Asset, Fair Value									1.6	0.9
Fair Value - Liabilities
Derivative Liability, Fair Value											0.8	1.2
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized			$ 0	$ 16.5	$ 3	$ 0	$ (10.4)	$ 47.2					$ 28

Fair Value of Other Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 4.7	$ 6.5
Notes Receivable - Fair Value	4.7	6.5
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,124.3	7,028
Debt Obligations - Fair Value	7,560	7,389.6
Senior Notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,019.5	6,093
Debt Obligations - Fair Value	7,455.2	6,454.6
U.S. Commercial Paper Program [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	50	900
Debt Obligations - Fair Value	50	900
Other Debt [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	54.8	35
Debt Obligations - Fair Value	$ 54.8	$ 35

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest	$ 230	$ 120.6	$ 82.5
Cash Paid For Income Taxes - Continuing Operations	331.1	352.9	339
Cash Paid (Refunded) For Income Taxes - Discontinued Operations	(44)	149.1	31.4
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	1,171.7	7,043	805
Cash paid for acquired businesses and product lines	(1,079)	(5,898.8)	(651.5)
Fair value of liabilities assumed of acquired businesses and product lines	92.7	1,144.2	153.5
Declared but unpaid dividends	54.7	0	0
Issuance of restricted stock			1.4
Issuance of stock upon vesting of restricted stock units	$ 29.3	$ 22.7	$ 16.3

Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 27, 2013
Restructuring And Other Costs, Net Disclosure
Identified Future Restructuring Costs												$ 80
Restructuring Reserve [Line Items]
Cost of Revenues									55.6	72.6	13.2
Selling, General and Administrative Expenses									12.5	61.5	3
Restructuring and Other Costs, Net									82.1	96.5	60.2
Total Restructuring and Other Costs, Net	42.9	37.3	38.9	31.1	59.7	56.5	93.2	21.2	150.2	230.6	76.4
Restructuring and Related Costs, Non-Cash Costs (Income), Net									15	15	27
Analytical Technologies [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									1.4	30.5	7.9
Selling, General and Administrative Expenses									(0.1)	34.5	14.9
Restructuring and Other Costs, Net									42.3	54.3	28.9
Total Restructuring and Other Costs, Net									43.6	119.3	51.7
Restructuring and Related Costs, Cash Costs									33.8	48.9	12.6
Asset Writedowns									8.5
Impairment of Acquisition-related Intangible Assets										5.4	16.3
Analytical Technologies [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									21.7	19.3	8.4
Restructuring Severance, Number of Positions Eliminated (employees)									590	460	125
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									9.5	7	2.3
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.6	1.4	1.9
Analytical Technologies [Member] | Dionex Monetized Equity Awards [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										21.2
Specialty Diagnostics [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									52.8	39	3.3
Selling, General and Administrative Expenses									13.7	24	(0.8)
Restructuring and Other Costs, Net									15	8.4	8.2
Total Restructuring and Other Costs, Net									81.5	71.4	10.7
Restructuring and Related Costs, Cash Costs									14.3	8	6.8
Restructuring and Related Costs, Non-Cash Costs (Income), Net										0.4	1.4
Asset Writedowns									0.7	1.2
Loss (Gain) due to Pension Plan Settlements and Curtailments										(0.8)
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									11.3	6.7	4.9
Restructuring Severance, Number of Positions Eliminated (employees)									240	80	45
Specialty Diagnostics [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.6	0.7	0.9
Specialty Diagnostics [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.4	0.6	1
Laboratory Products and Services [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									1.4	3.1	2
Selling, General and Administrative Expenses									(0.9)	0	(0.2)
Restructuring and Other Costs, Net									23.8	31.7	22.7
Total Restructuring and Other Costs, Net									24.3	34.8	24.5
Restructuring and Related Costs, Cash Costs									17.5	22	13.6
Restructuring and Related Costs, Non-Cash Costs (Income), Net									6.3	9.7	9.1
Gain Related To Pre-acquisition Litigation-related Matter									5.9
Laboratory Products and Services [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									10.9	15.6	4.7
Restructuring Severance, Number of Positions Eliminated (employees)									290	750	75
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									3.2	4.2	3.8
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									3.4	2.2	5.1
Corporate [Member]
Restructuring Reserve [Line Items]
Selling, General and Administrative Expenses									(0.2)	3	(10.9)
Restructuring and Other Costs, Net									1	2.1	0.4
Total Restructuring and Other Costs, Net									0.8	5.1	(10.5)
Corporate [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									$ 1	$ 2.1

Restructuring Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2013
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2018
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2013
Pre-2011 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 7.4	$ 16	$ 30.9
Costs incurred	6.3	5.8	36.9
Reserves reversed	(0.3)	(0.6)	(3.5)
Payments	(7.2)	(13.8)	(47.2)
Currency translation	(0.1)	0	(1.1)
Ending balance	6.1	7.4	16
Pre-2011 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.7	10.2	22.2
Costs incurred	1.7	2.9	20.5
Reserves reversed	(0.3)	(0.5)	(2.3)
Payments	(3.2)	(9)	(29.2)
Currency translation	(0.1)	0.1	(1)
Ending balance	1.8	3.7	10.2
Pre-2011 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.6	5.7	6.6
Costs incurred	4.3	2.2	7.8
Reserves reversed	0	0	(0.8)
Payments	(3.6)	(4.2)	(8)
Currency translation	0	(0.1)	0.1
Ending balance	4.3	3.6	5.7
Pre-2011 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.1	0.1	2.1
Costs incurred	0.3	0.7	8.6
Reserves reversed	0	(0.1)	(0.4)
Payments	(0.4)	(0.6)	(10)
Currency translation	0	0	(0.2)
Ending balance	0	0.1	0.1
Restructuring Plans 2011 [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	20.2
Costs incurred	5.3	75.8
Reserves reversed	(1.9)
Payments	(18.8)	(55.2)
Currency translation	(0.4)	(0.4)
Ending balance	4.4	20.2
Restructuring Plans 2011 [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	14.1
Costs incurred	0.8	41.3
Reserves reversed	(1.3)
Payments	(10.8)	(26.7)
Currency translation	(0.4)	(0.5)
Ending balance	2.4	14.1
Restructuring Plans 2011 [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.6
Costs incurred	2.6	9.7
Reserves reversed	0
Payments	(4.6)	(6.2)
Currency translation	0	0.1
Ending balance	1.6	3.6
Restructuring Plans 2011 [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.5
Costs incurred	1.9	24.8
Reserves reversed	(0.6)
Payments	(3.4)	(22.3)
Currency translation	0	0
Ending balance	0.4	2.5
Restructuring Plans 2012 [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	57.2
Payments	(37.5)
Currency translation	0.9
Ending balance	20.6
Restructuring Plans 2012 [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	43.8
Payments	(28.8)
Currency translation	0.8
Ending balance	15.8
Restructuring Plans 2012 [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	6.4
Payments	(4.1)
Currency translation	0.1
Ending balance	2.4
Restructuring Plans 2012 [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	7
Payments	(4.6)
Currency translation	0
Ending balance	$ 2.4

Discontinued Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory Workstations Business [Member]	Dec. 31, 2011 Laboratory Workstations Business [Member]	Dec. 31, 2010 Laboratory Workstations Business [Member]	Apr. 04, 2011 Athena and Lancaster [Member]	Dec. 31, 2011 Athena and Lancaster [Member]	Dec. 31, 2010 Athena and Lancaster [Member]	Apr. 04, 2011 Athena Diagnostics [Member]	Apr. 04, 2011 Lancaster Laboratories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, Product Line Retained, Revenue					$ 4
Revenues				147.1	179.6	185.8		54.3	226.2
Pre-tax Income (Loss)				(30)	(6.2)	18		9.1	58.9
Discontinued Operation, Amount of Adjustment to Prior Period Gain (Loss) on Disposal, Net of Tax		2
Proceeds from sale of businesses, net of cash divested	14		13.8							740	180
Escrowed proceeds from sale of business											20
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ (63)			$ 304
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share							$ 0.79

Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Information [Abstract]
Revenues	$ 3,259.3	$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3	$ 2,932.9	$ 2,854	$ 2,682.6	$ 12,509.9	$ 11,558.8	$ 10,393.1
Gross Profit	1,386.1	1,298.4	1,321.3	1,289.7	1,297.8	1,218.9	1,161	1,116.3
Income from Continuing Operations	385.8	299.4	292.4	280.8	292.5	266.3	217.1	247.5	1,258.4	1,023.4	986.1
Net income	376.4	290.4	233.8	277.3	288.9	265.4	523.4	252.2	1,177.9	1,329.9	1,035.6
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 1.08	$ 0.83	$ 0.8	$ 0.76	$ 0.78	$ 0.7	$ 0.57	$ 0.64	$ 3.46	$ 2.69	$ 2.45
Diluted (in dollars per share)	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 0.78	$ 0.7	$ 0.56	$ 0.63	$ 3.43	$ 2.66	$ 2.41
Earnings per Share
Basic (in dollars per share)	$ 1.05	$ 0.8	$ 0.64	$ 0.76	$ 0.77	$ 0.7	$ 1.37	$ 0.65	$ 3.24	$ 3.49	$ 2.57
Diluted (in dollars per share)	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 3.21	$ 3.46	$ 2.53
Cash Dividend Declared per Common Share (in dollars per share)	$ 0.15	$ 0.13	$ 0.13	$ 0.13					$ 0.54	$ 0	$ 0
Total Restructuring and Other Costs (Income), Net	42.9	37.3	38.9	31.1	59.7	56.5	93.2	21.2	150.2	230.6	76.4
Income (Loss) from Discontinued Operations, Net of Tax	$ (9.4)	$ (9)	$ (58.6)	$ (3.5)	$ (3.6)	$ (0.9)	$ 306.3	$ 4.7

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs	$ 15	$ 15	$ 27
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	65.8	39.2	46.2
Provision Charged to Expense	0.7	11.2	2.1
Accounts Recovered	0.3	0.2	0.3
Deductions	(4.6)	(5.7)	(10.1)
Other Adjustments	(6.7)	20.9	0.7
Balance at End of Year	55.5	65.8	39.2
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	27.6	16	30.9
Provision Charged to Expense	66.6	81	33.4
Deductions	(63.5)	(69)	(47.2)
Other Adjustments	0.4	(0.4)	(1.1)
Balance at End of Year	$ 31.1	$ 27.6	$ 16